      As filed with the Securities and Exchange Commission on May 1, 2000

                                                      Registration No. 333-39955
                                                       Registration No. 811-8475

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------
                                    FORM N-4
                             Registration Statement
                                     Under

                        the Securities Act of 1933

                               ----------------
                         Pre-Effective Amendment No.
                         Post-Effective Amendment No. 3

           For Registration Under the Investment Company Act of 1940
                                Amendment No. 4

                      GE Capital Life Separate Account II
                           (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                              (Name of Depositor)

                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (212) 672-4400

                                 Barry Grosman
                 GE Capital Life Assurance Company of New York
                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
                    (Name and address of Agent for Service)

                               ----------------
                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                               ----------------
  It is proposed that this filing will become effective:

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 2000 pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on        pursuant to paragraph (a)(1) of Rule 485

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

  [_] on        pursuant to paragraph (a)(2) of Rule 485

  Title of Securities Being Registered: Interests in a Separate Account under Individual
                              Flexible Premium Variable Deferred Annuity
                              Policies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GE Capital Life Separate Account II
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1066 6/97

                                   Issued by:
                 GE Capital Life Assurance Company of New York
           125 Park Avenue, 6th Floor, New York, New York 10017-5529
                           Telephone: (212) 672-4400

                       Variable Annuity Servicing Center
                             6610 West Broad Street
                               Richmond, VA 23230
                                 (800) 313-5282

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis or a combination of both.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Investment Subdivision of the Separate Account invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:

  Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):
  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly known as Mid Cap Equity Fund)

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.

  PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Funds Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about the Separate Account and our Guarantee Account that you should know before investing. Please read this Prospectus carefully and keep it for future reference.

A statement of additional information ("SAI"), dated May 1, 2000, concerning the Separate Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

  The date of this Prospectus is May 1, 2000.

Table of Contents

Definitions.................................................................   4

Expense Table...............................................................   6

Synopsis....................................................................  13

Investment Results..........................................................  16

Financial Statements........................................................  17

GE Capital Life Assurance Company of New York...............................  18

Separate Account............................................................  19

The Guarantee Account.......................................................  29

Charges and Other Deductions................................................  31

The Policy..................................................................  35

Transfers...................................................................  38

Surrenders..................................................................  41

The Death Benefit...........................................................  43

Income Payments.............................................................  47

Federal Tax Matters.........................................................  51

Voting Rights...............................................................  60

Requesting Payments.........................................................  61

Distribution of the Policies................................................  62

Additional Information......................................................  63

Condensed Financial Information.............................................  65

Appendix.................................................................... A-1

Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of the Separate Account and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in the Separate Account before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Business Day -- Any day that the New York Stock Exchange is open for business (except for days on which a Fund does not value its shares) and any other day in which there is a material change in the value of the assets in the Separate Account.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole Owner of the Policy following such a death.

Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Investment Subdivision -- A subdivision of the Separate Account; each Investment Subdivision invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the

Owner also is entitled to the ownership rights stated in the Policy and is shown in the Policy and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Separate Account -- GE Capital Life Separate Account II.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge and any optional benefit changes) less any applicable surrender charge.

Valuation Period -- The period between the close of business on a Business Day and the close of business on the next succeeding Business Day.

Variable Annuity Service Center -- The office to which all written and telephone inquiries concerning the Policy or portfolios of the Funds should be made: 6610 West Broad Street, Richmond, VA 23230, 1-800-313-5282.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of the Separate Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, See Charges and Other Deductions in this Prospectus, and the Fund prospectuses.

Owner Transaction Expenses:
  The maximum surrender charge (as a percentage of each premium
   payment surrendered/withdrawn):...................................      6%
  We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.
  (Note: We may waive the surrender charge in certain cases. See
      Surrender Charge.)
  Transfer Charge:
    First 12 transfers in a calendar year............................   None
Annual Expenses (as a percentage of Account Value):
    Subsequent transfers (each)...................................... $10.00
  Mortality and Expense Risk Charge..................................   1.25%
  Administrative Expense Charge......................................    .15%
                                                                      ------
  Total Annual Expenses..............................................   1.40%
Other Annual Expenses:
  Annual Policy Maintenance Charge................................... $25.00*
  Maximum Elective Optional Death Benefit Charge ("ODB")
   (as a percentage of Account Value)................................    .25%**

* We do not assess this charge if your Account Value at the time the charge is due is more than $75,000.
** If the Optional Death Benefit applies. (This may be referred to as the "Annual Estate Protector" in our marketing materials.)

Portfolio Annual Expense Table

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets):

                             Management Fees      Other Expenses
                            (after fee waivers (after reimbursement Total Annual
Portfolio                     as applicable)      as applicable)      Expenses
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Small
  Capitalization Portfolio         0.85%               0.05%            0.90%
 Alger American Growth
  Portfolio                        0.75                0.04             0.79
Federated Insurance Series
 Federated American
  Leaders Fund II                  0.75                0.13             0.88
 Federated High Income
  Bond Fund II                     0.60                0.19             0.79
 Federated Utility Fund II         0.75                0.19             0.94
Fidelity Variable
 Insurance Products
 Fund*/1/
 VIP Equity-Income
  Portfolio                        0.48                0.09             0.57
 VIP Growth Portfolio              0.58                0.08             0.66
 VIP Overseas Portfolio            0.73                0.18             0.91
Fidelity Variable
 Insurance Products Fund
 II*/2/
 VIP II Asset Manager
  Portfolio                        0.53                0.10             0.63
 VIP II Contrafund
  Portfolio                        0.58                0.09             0.67
Fidelity Variable
 Insurance Products Fund
 III*/3/
 VIP III Growth & Income
  Portfolio                        0.48                0.12             0.60
 VIP III Growth
  Opportunities Portfolio          0.58                0.11             0.69
GE Investments Funds/4/,
 Inc.
 Global Income Fund                0.60                0.14             0.74
 Income Fund                       0.50                0.07             0.57
 International Equity Fund         1.00                0.08             1.08
 Mid-Cap Value Equity Fund
  (formerly known as Value
  Equity Fund)                     0.65                0.06             0.71
 Money Market Fund                 0.24                0.06             0.30
 Premier Growth Equity
  Fund                             0.65                0.03             0.68
 Real Estate Securities
  Fund                             0.85                0.09             0.94
 S&P 500 Index Fund                0.35                0.04             0.39
 Total Return Fund                 0.50                0.06             0.56
 U.S. Equity Fund                  0.55                0.06             0.61
Goldman Sachs Variable
 Insurance Trust/5/
 Goldman Sachs Growth and
  Income Fund                      0.75                0.25             1.00
 Goldman Sachs Mid Cap
  Value Fund (formerly
  known as Mid Cap Equity
  Fund)                            0.80                0.25             1.05
Janus Aspen Series/6/
 Aggressive Growth
  Portfolio                        0.65                0.02             0.67
 Balanced Portfolio                0.65                0.02             0.67
 Capital Appreciation
  Portfolio                        0.65                0.04             0.69
 Flexible Income Portfolio         0.65                0.07             0.72
 Growth Portfolio                  0.65                0.02             0.67
 International Growth
  Portfolio                        0.65                0.11             0.76
 Worldwide Growth
  Portfolio                        0.65                0.05             0.70

                            Management Fees      Other Expenses
                           (after fee waivers (after reimbursement Total Annual
Portfolio                    as applicable)      as applicable)      Expenses
-------------------------------------------------------------------------------
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA                  0.66                0.01             0.67
 Oppenheimer Bond Fund/VA         0.72                0.01             0.73
 Oppenheimer Capital
  Appreciation Fund/VA            0.68                0.02             0.70
 Oppenheimer High Income
  Fund/VA                         0.74                0.01             0.75
 Oppenheimer Multiple
  Strategies Fund/VA              0.72                0.01             0.73
PBHG Insurance Series
 Fund, Inc./7/
 PBHG Growth II Portfolio         0.85                0.35             1.20
 PBHG Large Cap Growth
  Portfolio                       0.68                0.42             1.10
Salomon Brothers Variable
 Series Funds Inc/8/
 Salomon Investors Fund           0.70                0.28             0.98
 Salomon Strategic Bond
  Fund                            0.80                0.20             1.00
 Salomon Total Return
  Fund                            0.75                0.25             1.00

  * The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

  /1/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 1999 for the VIP Equity-Income Portfolio would have been total annual expenses of .56%, consisting of .48% management fees and .08% other expenses; for VIP Overseas Portfolio total annual expenses of .87%, consisting of .73% management fees and .14% other expenses; for VIP Growth Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

  /2/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 1999 for VIP II Asset Manager Portfolio would have been total annual expenses of .62%, consisting of .53% management fees and .09% other expenses; for VIP II Contrafund Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

  /3/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 1999 for VIP III Growth & Income Portfolio would have been total annual expenses of .59%, consisting of .48% management fees and .11% other expenses; for VIP III Growth Opportunities Portfolio total annual expenses of .68%, consisting of .58% management fees and .10% other expenses.

  /4/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been 0.50%, consisting of 0.44% in management fees and 0.06% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund for the period from May 1, 1999 through April 30, 2000, which limitation was discontinued effective May 1, 2000. Absent that expense limitation, the total annual expenses of the Fund would have been 0.72%, consisting of 0.65% in management fees and 0.07% in other expenses.

  /5/Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment adviser may modify or discontinue any of the limitations. Absent reimbursements, the expenses during 1999 would have been total annual expenses of 1.22% for Growth and Income Fund, consisting of .75% management fees and .47% other expenses; and total annual expenses of 1.22% for Mid Cap Value Fund, consisting of .80% management fees and .42% other expenses.

  /6/Janus Aspen Series expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. All expenses are shown without the effect of expense offset arrangements.

  /7/Absent fee waivers the total annual operating expenses of the portfolios during 1999 for PBHG Large Cap Portfolio would have been total annual expenses of 1.17% for PBHG Large Cap Growth Portfolio consisting of .75% management fees and .42% other expenses.

  /8/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 1999 for Investors Fund would have been total annual expenses of 1.15%, consisting of .70% management fees and .45% other expenses; for Strategic Bond Fund total annual expenses of 1.48%, consisting of .75% management fees and .73% other expenses; for Total Return Fund, total annual expenses of 1.65%, consisting of .80% management fees and .85% other fees.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (shown above in Portfolio Annual Expenses). These expenses, and therefore, the examples, reflect certain fee waivers and reimbursements provided by some of the Funds. We cannot guarantee that these fee waivers and reimbursements will continue. The examples assume that the $25 policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is more than $75,000 at the time the charge is due). To the extent the examples reflect the charge for the Optional Death Benefit Rider, the examples assume that the maximum charge applies.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

1. If you surrender* your Policy at the end of the applicable period:

                                                          Without ODB Rider
                                                      --------------------------
                                                        1     3      5      10
Investment Subdivision Investing In:                  Year  Years  Years  Years
--------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio....................  77.05 125.03 157.94 262.55
 Alger American Small Capitalization Portfolio......  78.15 128.37 163.50 273.63
Federated Insurance Series
 Federated American Leaders Fund II.................  77.95 127.77 162.49 271.63
 Federated High Income Bond Fund II.................  77.05 125.03 157.94 262.55
 Federated Utility Fund II..........................  78.56 129.58 165.51 277.63
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio........................  74.82 118.33 146.73 240.00
 VIP Growth Portfolio...............................  75.74 121.07 151.33 249.29
 VIP Overseas Portfolio.............................  78.25 128.67 164.00 274.63
Fidelity Variable Insurance Products Fund (VIP II)
 VIP II Asset Manager Portfolio.....................  75.44 120.17 149.80 246.21
 VIP II Contrafund Portfolio........................  75.84 121.39 151.84 250.32
Fidelity Variable Insurance Products Funds (VIP III)
 VIP III Growth & Income Portfolio..................  75.13 119.24 148.27 243.11
 VIP III Growth Opportunities Portfolio.............  76.04 121.99 152.87 252.37
GE Investments Funds, Inc.
 Global Income Fund.................................  76.54 123.51 155.41 257.48
 Income Fund........................................  74.82 118.33 146.73 240.00
 International Equity Fund..........................  79.96 133.80 172.52 291.47
 Mid-Cap Value Equity Fund (formerly known as Value
  Equity Fund)......................................  76.24 122.60 153.88 254.42
 Money Market Fund..................................  72.10 110.05 132.80 211.59
 Premier Growth Equity Fund.........................  75.94 121.69 152.35 251.35
 Real Estate Securities Fund........................  78.56 129.58 165.51 277.63
 S & P 500 Index Fund...............................  73.00 112.81 137.47 221.15
 Total Return Fund..................................  74.72 118.03 146.22 238.97
 U.S. Equity Fund...................................  75.23 119.55 148.78 244.14
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund...............  79.16 131.39 168.52 283.59
 Goldman Sachs Mid Cap Value Fund...................  79.66 132.90 171.03 288.52
Janus Aspen Series
 Aggressive Growth Portfolio........................  75.84 121.39 151.84 250.32
 Balanced Portfolio.................................  75.84 121.39 151.84 250.32
 Capital Appreciation Portfolio.....................  76.04 121.99 152.87 252.37
 Flexible Income Portfolio..........................  76.34 122.91 154.39 255.44
 Growth Portfolio...................................  75.84 121.39 151.84 250.32
 International Growth Portfolio.....................  76.75 124.12 156.42 259.51
 Worldwide Growth Portfolio.........................  76.14 122.30 153.37 253.39
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA..............  75.84 121.39 151.84 250.32
 Oppenheimer Bond Fund/VA...........................  76.44 123.21 154.89 256.46
 Oppenheimer Capital Appreciation Fund/VA...........  76.14 122.30 153.37 253.39
 Oppenheimer High Income Fund/VA....................  76.65 123.82 155.91 258.49
 Oppenheimer Multiple Strategies Fund/VA............  76.44 123.21 154.89 256.46

                                                          Without ODB Rider
                                                      --------------------------
                                                        1     3      5      10
Investment Subdivision Investing In:                  Year  Years  Years  Years
--------------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio............................ 81.17 137.41 178.50 303.18
 PBHG Large Cap Growth Portfolio..................... 80.17 134.41 173.53 293.43
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund.............................. 78.96 130.78 167.52 281.60
 Salomon Strategic Bond Fund......................... 79.16 131.39 168.52 283.59
 Salomon Total Return Fund........................... 79.16 131.39 168.52 283.59
  * surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                          Without ODB Rider
                                                      -------------------------
                                                        1     3     5      10
Investment Subdivision Investing In:                  Year  Years Years  Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio..................... 23.21 71.53 122.51 262.55
 Alger American Small Capitalization Portfolio....... 24.31 74.85 128.05 273.63
Federated Insurance Series
 Federated American Leaders Fund II.................. 24.11 74.25 127.04 271.63
 Federated High Income Bond Fund II.................. 23.21 71.53 122.51 262.55
 Federated Utility Fund II........................... 24.71 76.05 130.05 277.63
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio......................... 21.00 64.87 111.35 240.00
 VIP Growth Portfolio................................ 21.91 67.60 115.93 249.29
 VIP Overseas Portfolio.............................. 24.41 75.15 128.55 274.63
Fidelity Variable Insurance Products Fund (VIP II)
 VIP II Asset Manager Portfolio...................... 21.61 66.70 114.41 246.21
 VIP II Contrafund Portfolio......................... 22.01 67.91 116.44 250.32
Fidelity Variable Insurance Products Fund (VIP III)
 VIP III Growth & Income Portfolio................... 21.30 65.78 112.88 243.11
 VIP III Growth Opportunities Portfolio.............. 22.21 68.51 117.46 252.37
GE Investments Funds, Inc.
 Global Income Fund.................................. 22.71 70.02 119.99 257.48
 Income Fund......................................... 21.00 64.87 111.35 240.00
 Mid-Cap Value Equity Fund (formerly known as Value
  Equity Fund)....................................... 22.41 69.12 118.47 254.42
 International Equity Fund........................... 26.11 80.25 137.03 291.47
 Money Market Fund................................... 18.29 56.64  97.48 211.59
 Premier Growth Equity Fund.......................... 22.11 68.21 116.95 251.35
 Real Estate Securities Fund......................... 24.71 76.05 130.05 277.63
 S & P 500 Index Fund................................ 19.19 59.39 102.13 221.15
 Total Return Fund................................... 20.90 64.57 110.84 238.97
 U.S. Equity Fund.................................... 21.40 66.09 113.39 244.14
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund................ 25.31 77.85 133.05 283.59
 Goldman Sachs Mid Cap Value Fund.................... 25.81 79.35 135.54 288.52
Janus Aspen Series
 Aggressive Growth Portfolio......................... 22.01 67.91 116.44 250.32
 Balanced Portfolio.................................. 22.01 67.91 116.44 250.32
 Capital Appreciation Portfolio...................... 22.21 68.51 117.46 252.37
 Flexible Income Portfolio........................... 22.51 69.42 118.98 255.44
 Growth Portfolio.................................... 22.01 67.91 116.44 250.32
 International Growth Portfolio...................... 22.91 70.63 121.00 259.51
 Worldwide Growth Portfolio.......................... 22.31 68.82 117.96 253.39

                                                          Without ODB Rider
                                                      --------------------------
                                                        1     3      5      10
Investment Subdivision Investing In:                  Year  Years  Years  Years
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA............... 22.01  67.91 116.44 250.32
 Oppenheimer Bond Fund/VA............................ 22.61  69.72 119.48 256.46
 Oppenheimer Capital Appreciation Fund/VA............ 22.31  68.82 117.96 253.39
 Oppenheimer High Income Fund/VA..................... 22.81  70.33 120.49 258.49
 Oppenheimer Multiple Strategies Fund/VA............. 22.61  69.72 119.48 256.46
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio............................ 27.31  83.83 142.98 303.18
 PBHG Large Cap Growth Portfolio..................... 26.31  80.85 138.03 293.43
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund.............................. 25.11  77.25 132.05 281.60
 Salomon Strategic Bond Fund......................... 25.31  77.85 133.05 283.59
 Salomon Total Return Fund........................... 25.31  77.85 133.05 283.59
  * surrender includes annuitization over a period of less than 5 years
  The Funds supplied all of the figures provided under the subheading Portfolio
Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:
3. If you surrender* your Policy at the end of the applicable period:
                                                            With ODB Rider
                                                      --------------------------
                                                        1     3      5      10
Subdivision Investing In:                             Year  Years  Years  Years
--------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio..................... 79.56 132.60 170.52 287.54
 Alger American Small Capitalization Portfolio....... 80.67 135.91 176.02 298.32
Federated Insurance Series
 Federated American Leaders Fund II.................. 80.47 135.30 175.02 296.37
 Federated High Income Bond Fund II.................. 79.56 132.60 170.52 287.54
 Federated Utility Fund II........................... 81.07 137.10 178.01 302.21
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio......................... 77.35 125.94 159.46 265.59
 VIP Growth Portfolio................................ 78.25 128.67 164.00 274.63
 VIP Overseas Portfolio.............................. 80.77 136.21 176.51 299.29
Fidelity Variable Insurance Products Fund (VIP II)
 VIP II Asset Manager Portfolio...................... 77.95 127.77 162.49 271.63
 VIP II Contrafund Portfolio......................... 78.36 128.97 164.51 275.63
Fidelity Variable Insurance Products Fund (VIP III)
 VIP III Growth & Income Portfolio................... 77.65 126.85 160.98 268.61
 VIP III Growth Opportunities Portfolio.............. 78.56 129.58 165.51 277.63
GE Investments Funds, Inc.
 Global Income Fund.................................. 79.06 131.09 168.02 282.59
 Income Fund......................................... 77.35 125.94 159.46 265.59
 International Equity Fund........................... 82.48 141.30 184.93 315.68
 Mid Cap Value Equity Fund (formerly known as
  Value Equity Fund)................................. 78.76 130.18 166.52 279.62
 Money Market Fund................................... 74.62 117.72 145.70 237.93
 Premier Growth Equity Fund.......................... 78.46 129.28 165.01 276.63

                                                        1     3      5      10
Subdivision Investing In:                             Year  Years  Years  Years
--------------------------------------------------------------------------------
 Real Estate Securities Fund......................... 81.07 137.10 178.01 302.21
 S & P 500 Index Fund................................ 75.54 120.47 150.31 247.24
 Total Return Fund................................... 77.25 125.64 158.95 264.58
 U.S. Equity Fund.................................... 77.75 127.16 161.48 269.62
Goldman Sachs Variable
 Growth & Income Fund................................ 81.68 138.91 180.98 308.01
 Mid Cap Value Fund.................................. 82.18 140.41 183.45 312.81
Janus Aspen Series
 Aggressive Growth Portfolio......................... 78.36 128.97 164.51 275.63
 Balanced Portfolio.................................. 78.36 128.97 164.51 275.63
 Capital Appreciation Portfolio...................... 78.56 129.58 165.51 277.63
 Flexible Income Portfolio........................... 78.86 130.48 167.02 280.61
 Growth Portfolio.................................... 78.36 128.97 164.51 275.63
 International Growth Portfolio...................... 79.26 131.69 169.03 284.58
 Worldwide Growth Portfolio.......................... 78.66 129.88 166.01 278.62
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA............... 78.36 128.97 164.51 275.63
 Oppenheimer Bond Fund/VA............................ 78.96 130.78 167.52 281.60
 Oppenheimer Capital Appreciation Fund/VA............ 78.66 129.88 166.01 278.62
 Oppenheimer High Income Fund/VA..................... 79.16 131.39 168.52 283.59
 Oppenheimer Multiple Strategies Fund/VA............. 78.96 130.78 167.52 281.60
PBHG Insurance Series Fund, Inc.
 PBHG Growth II...................................... 83.68 144.87 190.82 327.07
 PBHG Large Cap Growth............................... 82.68 141.89 185.91 317.59
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund.............................. 81.47 138.30 179.98 306.08
 Salomon Strategic Bond Fund......................... 81.68 138.91 180.98 308.01
 Salomon Total Return Fund........................... 81.68 138.91 180.98 308.01

* surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                           With ODB Riders
                                                      --------------------------
                                                        1     3      5      10
Subdivision Investing In:                             Year  Years  Years  Years
--------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio..................... 25.71  79.05 135.04 287.54
 Alger American Small Capitalization Portfolio....... 26.81  82.34 140.51 298.32
Federated Insurance Series
 Federate American Leaders Fund II................... 26.61  81.74 139.52 296.37
 Federated High Income Bond Fund II.................. 25.71  79.05 135.04 287.54
 Federated Utility II                                 27.21  83.53 142.49 302.21
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio......................... 23.51  72.44 124.03 265.59
 VIP Growth Portfolio................................ 24.41  75.15 128.55 274.63
 VIP Overseas Portfolio.............................. 26.91  82.64 141.00 299.29
Fidelity Variable Insurance Products Fund (VIP II)
 VIP II Asset Manager Portfolio...................... 24.11  74.25 127.04 271.63
 VIP II Contrafund Portfolio......................... 24.51  75.45 129.05 275.63
Fidelity Variable Insurance Products Fund (VIP III)
 VIP III Growth & Income Portfolio................... 23.81  73.34 125.54 268.61
 VIP III Growth Opportunities Portfolio.............. 24.71  76.05 130.05 277.63

                                                         1     3     5      10
Investment Subdivision Investing In:                   Year  Years Years  Years
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Global Income Fund................................... 25.21 77.55 132.55 282.59
 Income Fund.......................................... 23.51 72.44 124.03 265.59
 International Equity Fund............................ 28.61 87.70 149.38 315.68
 Mid Cap Value Equity Fund (formerly know as
  Value Equity Fund).................................. 24.91 76.65 131.05 279.62
 Money Market Fund.................................... 20.80 64.27 110.33 237.93
 Premier Growth Equity Fund........................... 24.61 75.75 129.55 276.63
 Real Estate Securities Fund.......................... 27.21 83.53 142.49 302.21
 S & P 500 Index Fund................................. 21.71 67.00 114.92 247.24
 Total Return Fund.................................... 23.41 72.14 123.52 264.58
 U.S. Equity Fund..................................... 23.91 73.65 126.04 269.62
Goldman Sachs Variable Insurance Trust
 Growth & Income...................................... 27.81 85.32 145.45 308.01
 Mid Cap Value........................................ 28.31 86.81 147.91 312.81
Janus Aspen Series
 Aggressive Growth.................................... 24.51 75.45 129.05 275.63
 Balanced............................................. 24.51 75.45 129.05 275.63
 Capital Appreciation................................. 24.71 76.05 130.05 277.63
 Flexible Income...................................... 25.01 76.95 131.55 280.61
 Growth............................................... 24.51 75.45 129.05 275.63
 International Growth................................. 25.41 78.15 133.55 284.58
 Worldwide Growth..................................... 24.81 76.35 130.55 278.62
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA................ 24.51 75.45 129.05 275.63
 Oppenheimer Bond Fund/VA............................. 25.11 77.25 132.05 281.60
 Oppenheimer Capital Appreciation Fund/VA............. 24.81 76.35 130.55 278.62
 Oppenheimer High Income Fund/VA...................... 25.31 77.85 133.05 283.59
 Oppenheimer Multiple Strategies Fund/VA.............. 25.11 77.25 132.05 281.60
PBHG Insurance Series Fund, Inc.
 PBHG Growth II....................................... 29.80 91.25 155.25 327.07
 PBHG Large Cap Growth................................ 28.81 88.29 150.36 317.59
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund............................... 27.61 84.72 144.46 306.08
 Salomon Strategic Bond Fund.......................... 27.81 85.32 145.45 308.01
 Salomon Total Return Fund............................ 27.81 85.32 145.45 308.01

* surrender includes annuitization over a period of less than 5 years

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy to you. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose a variable income payment, we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Policy.

What are my variable investment choices? Through its 41 Investment Subdivisions, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more portfolios of the 11 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Separate Account -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. See Transfers Before the Maturity Date.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Policy. (Note: We waive this charge under certain conditions). See Surrender Charge.

We assess daily charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account, including that portion of the account attributable to your premium payments. These charges consist of .15% as an administrative expense charge and 1.25% as a mortality and expense risk charge. Additionally, we may impose an annual $25 Policy Maintenance Charge. We also charge for the Optional Death Benefit ("ODB"). For a complete discussion of all charges associated with the Policy, See Charges and Other Deductions.

Before the Maturity Date, you may make twelve transfers in a Policy year without incurring a transfer charge. After that, a $10 transfer charge will be assessed each time a transfer is made during the calendar year. We will not impose a transfer charge on transfers made after the Maturity Date. See The Policy -- Transfer Charges.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Separate Account -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. See Transfers. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date, and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Variable Annuity Service Center, and have us cancel the Policy within ten days (or longer if required by applicable law).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund equal to your Account Value plus any charges we have deducted from premium payments (excluding charges the portfolios deducted) on or before the date we received the returned Policy or such other amount as required by applicable law. We will not deduct the surrender charge. See Return Privilege.

You cannot make transfers or partial surrenders during the free look period.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of the Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund fees and expenses, the administrative expense charge, the mortality and expense risk charge, and the annual policy maintenance charge. Total returns do not reflect the elective Optional Death Benefit charge. See the Appendix for further information.

Financial Statements

The 1999 financial statements for GE Capital Life Assurance Company of New York and GE Capital Life Separate Account II are located in the SAI. If you would like a free copy of the SAI, call 1-800-313-5282. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Capital Life Assurance Company of New York

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We are ultimately a subsidiary of General Electric Capital Corporation ("GE Capital"), a New York corporation that is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's ultimate parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

We are licensed solely in New York and specialize in writing individual fixed-rate deferred annuities, fixed payout immediate annuities, and variable deferred annuities.

We are subject to regulation by the Superintendent of Insurance of the State of New York. We submit annual statements on our operations and finances to the New York Insurance Department.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Separate Account


We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds or in portfolios of series-type mutual funds. We use the Separate Account to support the Policy as well as for other purposes permitted by law.

The Separate Account currently has 41 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net premium payments in accordance with your instructions among up to 10 of the 41 Investment Subdivisions available under the Policy.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 41 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
THE ALGER AMERICAN FUND
Alger American Growth      Seeks long-term capital        Fred Alger
 Portfolio                 appreciation by focusing on    Management, Inc.
                           growing companies that
                           generally have broad product
                           lines, markets, financial
                           resources and depth of
                           management. Under normal
                           circumstances, the portfolio
                           invests primarily in the
                           equity securities of large
                           companies. The portfolio
                           considers a large company to
                           have a market capitalization
                           of $1 billion or greater.
----------------------------------------------------------------------------
Alger American Small       Seeks long-term capital        Fred Alger
 Capitalization Portfolio  appreciation by focusing on    Management, Inc.
                           small, fast-growing companies
                           that offer innovative
                           products, services or
                           technologies to a rapidly
                           expanding marketplace. Under
                           normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company
                           is one that has a market
                           capitalization within the
                           range of the Russell 2000
                           Growth Index or the S&P Small
                           Cap 600(R) Index.
----------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
Federated American         Seeks long-term growth of      Federated
 Leaders Fund II           capital with a secondary       Investment
                           objective of providing income. Management Company
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65% of
                           its total assets in common
                           stock of "blue chip"
                           companies.
----------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
Federated High Income      Seeks high current income by   Federated
 Bond                      investing primarily in a       Investment
 Fund II                   diversified portfolio of       Management Company
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds". The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-----------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity and debt securities of
                           utility companies.
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)
VIP Equity-Income          Seeks reasonable income and    Fidelity Management
 Portfolio                 will consider the potential    & Research Company
                           for capital appreciation. The  (beginning January
                           fund also seeks a yield, which 1, 2001, FMR Co.,
                           exceeds the composite yield on Inc will
                           the securities comprising the  subadvise.)
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-----------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company
                           stocks of companies believed   (beginning January
                           to have above-average growth   1, 2001, FMR Co.,
                           potential.                     Inc. will
                                                          subadvise.)
-----------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of      Fidelity Management
                           capital by investing at least  & Research Company
                           65% of total assets in foreign (subadvised by
                           securities, primarily in       Fidelity Management
                           common stocks.                 & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          International
                                                          Investment
                                                          Advisors, Fidelity
                                                          International
                                                          Investment Advisors
                                                          (U.K.) Limited and
                                                          Fidelity
                                                          Investments Japan
                                                          Limited; beginning
                                                          January 1, 2001,
                                                          FMR Co., Inc. will
                                                          subadvise.)
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II (VIP II)
VIP II Asset Manager       Seeks high total return with     Fidelity Management
 Portfolio                 reduced risk over the long-      & Research Company
                           term by allocating assets        (subadvised by
                           among stocks, bonds and short-   Fidelity Management
                           term and money market            & Research (U.K.)
                           instruments.                     Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited and
                                                            Fidelity
                                                            Investments Money
                                                            Management, Inc.,
                                                            beginning January
                                                            1, 2001, FMR Co.,
                                                            Inc. will
                                                            subadvise.)
-------------------------------------------------------------------------------
VIP II Contrafund          Seeks long-term capital          Fidelity Management
 Portfolio                 appreciation by investing        & Research Company
                           mainly in common stocks and in   (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc. and Fidelity
                           public. This fund invests in     Management &
                           domestic and foreign issuers.    Research (Far East)
                           This fund also invests in        Inc., and Fidelity
                           "growth" stocks, "value"         Investments Japan
                           stocks, or both.                 Limited; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise.)
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund III (VIP III)
VIP III Growth & Income    Seeks high total return          Fidelity Management
 Portfolio                 through a combination of         & Research Company
                           current income and capital       (subadvised by
                           appreciation by investing a      Fidelity Management
                           majority of assets in common     & Research (U.K.)
                           stocks with a focus on those     Inc., Fidelity
                           that pay current dividends and   Management &
                           show potential for capital       Research (Far East)
                           appreciation.                    Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise.)
-------------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital         Fidelity Management
 Opportunities Portfolio   growth by investing primarily    & Research Company
                           in common stock and other        (subadvised by
                           types of securities, including   Fidelity Management
                           bonds, which may be lower-       & Research (U.K.)
                           quality debt securities.         Inc. and Fidelity
                                                            Management &
                                                            Research Far East
                                                            Inc.)
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
GE INVESTMENT FUNDS, INC.
Global Income Fund         Objective of providing high    GE Asset Management
                           total return, emphasizing      Incorporated
                           current income and, to a       (subadvised by GE
                           lesser extent, capital         Asset
                           appreciation. The Fund seeks   Management Limited)
                           to achieve this objective by
                           investing primarily in foreign
                           and domestic income-bearing
                           debt securities and other
                           foreign and domestic income
                           bearing instruments. The
                           Global Income Fund is not
                           "diversified" as defined by
                           the Investment Company Act of
                           1940. Therefore, the Fund may
                           invest a greater percentage of
                           its assets in a particular
                           issuer than the other Funds
                           making it more susceptible to
                           adverse developments affecting
                           a single issuer. Nonetheless,
                           the Fund is subject to
                           diversification requirements
                           arising under the federal tax
                           laws and a limitation on
                           concentration of investments
                           in a single industry.
-----------------------------------------------------------------------------
Income Fund                Objective of providing maximum GE Asset Management
                           income consistent with prudent Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in income-
                           bearing debt securities and
                           other income bearing
                           instruments.
-----------------------------------------------------------------------------
International Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the adviser
                           believes have long-term
                           potential for capital growth.
-----------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
 (formerly Value Equity    term growth of capital by      Incorporated
 Fund)                     investing primarily in common  (Subadvised by NWQ
                           stock and other equity         Investment
                           securities of companies that   Management Company)
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid-cap range, the fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
-----------------------------------------------------------------------------
Money Market Fund          Objective of providing highest GE Asset Management
                           level of current income as is  Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
-----------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-   GE Asset Management
 Fund                      term growth of capital as well Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-----------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum GE Asset Management
 Fund                      total return through current   Incorporated
                           income and capital             (Subadvised by
                           appreciation by investing      Seneca Capital
                           primarily in securities of     Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
-----------------------------------------------------------------------------
S&P 500 Index Fund/1/      Objective of providing capital GE Asset Management
                           appreciation and accumulation  Incorporated
                           of income that corresponds to  (Subadvised by
                           the investment return of the   State Street Global
                           Standard & Poor's 500          Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-----------------------------------------------------------------------------
Total Return Fund          Objective of providing the     GE Asset Management
                           highest total return, composed Incorporated
                           of current income and capital
                           appreciation as is consistant
                           with prudent investment risk
                           by investing in common stocks,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           advisor.
-----------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-   GE Asset Management
                           term growth of capital through Incorporated
                           investments primarily in
                           equity securities of U.S.
                           companies.
-----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
Goldman Sachs Growth and   Seeks long-term growth of      Goldman Sachs Asset
 Income Fund               capital and growth of income,  Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
-----------------------------------------------------------------------------
Goldman Sachs Mid Cap      Seeks long-term capital        Goldman Sachs Asset
 Value Fund (formerly Mid  appreciation, primarily        Management
 Cap Equity Fund)          through equity securities of
                           mid-cap companies with public
                           stock market capitalizations
                           within the range of the market
                           capitalization of companies
                           constituting the Russell
                           Midcap Index at the time of
                           investment (currently between
                           $400 million and $16 billion).
-----------------------------------------------------------------------------

/1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
  Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
JANUS ASPEN SERIES
Aggressive Growth          Non-diversified portfolio      Janus Capital
 Portfolio                 pursuing long-term growth of   Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
----------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of      Janus Capital
                           capital. Pursues this          Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
----------------------------------------------------------------------------
Capital Appreciation       Seeks long-term growth of      Janus Capital
 Portfolio                 capital. Pursues this          Corporation
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
----------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
----------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth Janus Capital
                           consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
----------------------------------------------------------------------------
International Growth       Seeks long-term growth of      Janus Capital
 Portfolio                 capital. Pursues this          Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
----------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital growth Janus Capital
 Portfolio                 in a manner consistent with    Corporation
                           the preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks of
                           foreign and domestic issuers
                           of all sizes. Normally invests
                           in at least five different
                           countries including the United
                           States.
----------------------------------------------------------------------------

                                                                     Adviser (and Sub-
                                                                        Adviser, as
Investment Subdivision          Investment Objective                    applicable)
--------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Aggressive    Seeks to achieve capital       OppenheimerFunds,
 Growth Fund/VA           appreciation investing mainly  Inc.
                          in common stocks of companies
                          in the United States believed
                          by the fund's investment
                          manager, OppenheimerFunds
                          Inc., to have significant
                          growth potential.
--------------------------------------------------------------------------
Oppenheimer Bond Fund/VA  Seeks high level of current    OppenheimerFunds,
                          income and capital             Inc.
                          appreciation when consistent
                          with its primary objective of
                          high income. Under normal
                          conditions this fund will
                          invest at least 65% of its
                          total assets in investment
                          grade securities.
--------------------------------------------------------------------------
Oppenheimer Capital       Seeks capital appreciation     OppenheimerFunds,
 Appreciation Fund/VA     from investments in securities Inc.
                          of well-known and established
                          companies. Such securities
                          generally have a history of
                          earnings and dividends and are
                          issued by seasoned companies
                          (having an operating history
                          of at least five years,
                          including predecessors).
--------------------------------------------------------------------------
Oppenheimer High Income   Seeks high current income from OppenheimerFunds,
 Fund/VA                  investments in high yield      Inc.
                          fixed income securities,
                          including unrated securities
                          or high-risk securities in
                          lower rating categories. These
                          securities may be considered
                          speculative. This fund may
                          have substantial holdings of
                          lower-rated debt securities or
                          "junk" bonds. The risks of
                          investing in junk bonds are
                          described in the prospectus
                          for the Oppenheimer Variable
                          Account Funds, which should be
                          read carefully before
                          investing.
--------------------------------------------------------------------------
Oppenheimer Multiple      Seeks total investment return  OppenheimerFunds,
 Strategies Fund/VA       (which includes current income Inc.
                          and capital appreciation in
                          the values of its shares) from
                          investments in common stocks
                          and other equity securities,
                          bonds and other debt
                          securities, and "money market"
                          securities.
--------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND, INC.
PBHG Growth II Portfolio   Seeks to achieve capital       Pilgrim Baxter &
                           appreciation by investing at   Associates, Ltd.
                           least 65% of its total assets
                           in the growth securities
                           (primarily common stocks) of
                           small and medium sized
                           companies (market
                           capitalization or annual
                           revenues between $500 million
                           and $10 billion) that, in the
                           adviser's opinion, have an
                           outlook for strong earnings
                           growth and capital
                           appreciation potential.
----------------------------------------------------------------------------
PBHG Large Cap Growth      Seeks long term growth of      Pilgrim Baxter &
 Portfolio                 capital obtained by investing  Associates, Ltd.
                           at least 65% of its total
                           assets in growth securities
                           (primarily common stocks) of
                           large capitalization companies
                           (market capitalization over $1
                           billion) that, in the
                           adviser's opinion, have an
                           outlook for strong earnings
                           growth and capital
                           appreciation potential.
----------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
Salomon Investors Fund     Seeks long-term growth of      Salomon Brothers
                           capital with current income as Asset Management
                           a secondary objective,         Inc
                           primarily through investments
                           in common stocks of well-known
                           companies.
----------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current    Salomon Brothers
 Fund                      income with capital            Asset Management
                           appreciation as a secondary    Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
----------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety of          Inc
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
----------------------------------------------------------------------------

Not all Investment Subdivisions may be available.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

CHANGES TO THE SEPARATE ACCOUNT AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the portfolio it replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account, nor our General Account, are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account, and the General Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one year interest rate guarantee period will commence for the remaining portion of that particular allocation.

The initial interest rate guarantee period for any allocation will be one year, unless you elect differently at the time of your allocation. Subsequent interest rate guarantee periods will each be one year, unless you select another period at or before the beginning of the subsequent period. During the first 10 days of each interest rate guarantee period, you may change the interest rate guarantee period to any other period we then offer. If you change the interest rate guarantee period, a different interest rate may apply. After the first 10 days of an interest rate guarantee period, you may not change that guarantee period.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to a Guarantee Account participating in the Dollar-Cost Averaging Program.

Charges and Other Deductions








All of the charges described in this section apply to Account Value allocated to the Separate Account. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 . processing applications for and issuing the Policies;

 . processing purchases and redemptions of portfolio shares as required;

 . maintaining records;

 . administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 . reconciling and depositing cash receipts;

 . providing Policy confirmations and periodic statements; and

 . providing toll-free inquiry services.

The risks we assume include:

 . the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. We also assess surrender charges on payments we make upon maturity if your Maturity Date occurs before all of your premium payments have been in your Policy for seven years. You pay this charge to partially compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We also assume you surrender your premium payments before you surrender any gains in your Policy. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in the Separate Account, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

       Number of full and
       partially completed
         years since we                       Surrender charge as a percentage
          received the                        of the surrendered or partially
         premium payment                        surrendered premium payment
       -------------------                    --------------------------------
              Year                                       Percentage
      ------------------------------------------------------------
            1                                                6%
            2                                                6%
            3                                                6%
            4                                                6%
            5                                                4%
            6                                                2%
            7 or more                                        0%

We do not assess the surrender charge on surrenders:

 . of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), Optional Payment Plan 3 (for a payment period of at least 5 years based on a guaranteed interest rate), or Optional Payment Plan 5;

 . if within 90 days of the Annuitant's death.

Your first surrender in any Policy year of up to 10% of your Account Value (determined as of the Valuation Period during which we receive the surrender request) may be made without a surrender charge (the "free withdrawal amount"). If the first surrender in any Policy year is a full surrender or a partial surrender of more than 10% of Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of your Account Value. Any amount subject to the surrender charge will not exceed the amount you surrender. The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, Optional Payment Plan 3 (for a payment period of at least 5 years based on a guaranteed interest rate), or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.


DEDUCTIONS FROM THE SEPARATE ACCOUNT
We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.40% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in Account Value.


OTHER CHARGES
OPTIONAL DEATH BENEFIT CHARGE

We charge you for expenses related to the elective Optional Death Benefit ("ODB"). We deduct these charges against the Account Value in the Separate Account at each Policy anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit. We will allocate the annual ODB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Account Value in the Separate Account is not sufficient to cover the charge for the ODB, we will deduct the charge first from the Account Value in the Separate Account, if any, and then from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts which have been in the Guarantee Account for the longest period of time. At full surrender, we will charge you a pro-rata portion of the annual charge. We guarantee that the ODB charge will never exceed an annual rate of 0.25% of your Account Value.

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is more than $75,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each

Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

TRANSFER CHARGES

You may transfer amounts from and among the Investment Subdivisions of the Separate Account and the Guarantee Account. You may make twelve transfers each calendar year without incurring a charge. After that, each time you transfer amounts during that calendar year, we will deduct a transfer charge of up to $10 from the amount transferred to compensate us for the costs in making the transfer. We will not charge for transfers occurring after income payments begin.

This charge is at cost with no profit to us.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy. We will include any such differences in your Policy.

The Policy












The Policy is an individual flexible premium variable deferred annuity Policy. We describe your rights and benefits below and in the Policy.

PURCHASE OF THE POLICY
If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. We will apply any subsequent premium payments on the Business Day they are received.

To apply for a Policy, you must be of legal age and also be eligible to participate in any of the qualified or non-qualified plans for which we designed the Policies. The Annuitant cannot be older than age 85, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferred benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits and other non-tax-related benefit. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP
As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to New York law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us.

PREMIUM PAYMENTS

We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.
PREMIUM PAYMENTS


You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 (or $2,000 if your Policy is an IRA Policy). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Policies, $50 for IRA Policies and $100 for other Qualified Policies.

BUSINESS DAY

We will value Accumulation and Annuity Units once daily as of the close of trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares. If a Valuation Period contains more than one day, the unit values will be same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate premiums to up to ten Investment Subdivisions at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or interest rate guarantee period must be at least 1%. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an

Accumulation Unit for that Investment Subdivision on the Business Day on which we receive the any additional premium payment at our Variable Annuity Service Center if received before 4:00 p.m., New York time. If we receive the additional premium payment at or after 4:00 p.m, New York time, we will use the Accumulation Unit value computed on the next Business Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing. The new allocation will apply to any premium payments made after we receive notice of the change. We will value any subsequent premium payments on the Business Day we receive them.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. After that, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index we use to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers








TRANSFERS BEFORE THE MATURITY DATE
Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of the Separate Account and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of the Separate Account and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Variable Annuity Service Center. We may postpone transfers to, from, or among the Investment Subdivisions of the Separate Account, under certain circumstances. See Requesting Payments.

Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of the Separate Account and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. We also may not honor transfers made by third parties. (See Transfers by Third Parties.) Currently, the first twelve transfers in a calendar year are free. After that, we will assess a charge of up to $10 per transfer during that calendar year. We do not assess a transfer charge on dollar-cost averaging transfers or on portfolio rebalancing transfers. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE TRANSACTIONS
We permit certain telephone transactions (including transfers) as described in this Prospectus. We may be liable for losses resulting from unauthorized or fraudulent telephone transactions if we fail to employ reasonable procedures to confirm that the telephone instructions that we receive are genuine. Therefore, we will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, we will require written authorization before allowing you to make telephone transactions. We reserve the right to limit telephone transactions.

To request a telephone transaction, you should call our Annuity Customer Service Line. We will record all telephone transaction requests. We will execute transfer requests received before the close of the New York Stock Exchange that Business Day at that day's prices. We will execute requests received after that time on the next Business Day at that day's prices.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, we may limit transfers made by a third party.

DOLLAR-COST AVERAGING
The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed 10 at any one time). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on the application, or by completing a dollar-cost averaging agreement. The dollar cost averaging program will start 30 days after we receive your instructions and your premium (unless you specify an earlier date). To use the dollar-cost averaging program, you must transfer at least $100 from an Investment Subdivision or an interest rate guarantee period with each transfer. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or the interest rate guarantee period from which transfers are being made is depleted, or until you cancel the program by written request.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to the Guarantee

Account with a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. Dollar-cost averaging transfers are not subject to a transfer charge. We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written instructions to our Variable Annuity Service Center. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. Portfolio rebalancing does not guarantee a profit or protect against a loss. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason.

Surrenders


SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $500 or that reduces Account Value to less than $5,000. If your partial surrender request would reduce Account Value to less than $5,000, we will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any surrender charge from the amount you surrendered. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge and any optional benefit charges) on the Business Day we receive a request for surrender less any applicable surrender charge. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not tell us, we will deduct the amount of the partial surrender first from the Investment Subdivisions of the Separate Account on a pro-rata basis, in proportion to the Account Value in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

SYSTEMATIC WITHDRAWALS

You may elect in writing on our form to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Payments can begin at any time after 30 days from the Policy Date unless we allow an earlier date. Each partial surrender may not exceed 10% of your Account Value on the effective date of the first installment for that Policy year. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in the Separate Account is not sufficient to accomplish the withdrawal, we will take the necessary amount from the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the amount which would distribute the maximum.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $5,000. If a systematic withdrawal would cause the Account Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $50, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $50. You may discontinue systematic withdrawals at any time by notifying us in writing at our Variable Annuity Service Center. You may request that we pay any remaining payments in a lump sum. Different limits and other restrictions may apply to qualified retirement plans.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue systematic withdrawals upon 30 days written notice to Owners.

The Death Benefit






DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, the amount of proceeds available is the Death Benefit if the Designated Beneficiary (defined below) elects this option within 90 days of the Annuitant's death. Otherwise, we will pay Surrender Value. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. Once we have paid the Death Benefit, the Policy will terminate and we will have no further obligation under the Policy. We will assess surrender charges if the Policy is surrendered more than 90 days after the death of the Annuitant.

The Death Benefit will be the greater of:

 . the minimum death benefit (described below); or

 . the Account Value on the date we receive due proof of death of the Annuitant.

During the first six Policy years, and subsequently if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total premium payments adjusted for any partial surrenders.

During any subsequent six-year period, if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six-year period plus any premium payments since then, adjusted for any partial surrenders.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 . an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2) Primary beneficiary;

(3) Contingent beneficiary; or

(4) Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, the surviving spouse may continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the entire interest in the Policy will be paid within 5 years of such spouse's death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse's estate. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the Surrender Value within 5 years of the date of death). We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before all required payments have been made, we will make any remaining payments to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

Amount of the Proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show these amounts below.

            Person Who Died           Proceeds Paid
         -------------------------------------------
         Owner or Joint Owner        Surrender Value
         (who is not the Annuitant)
         -------------------------------------------
         Owner or Joint Owner        Death Benefit
         (who is the Annuitant)
         -------------------------------------------
         Annuitant                   Death Benefit


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules we discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN
If an Owner, Joint Owner, or Annuitant dies after income payments have begun, or if a Designated Beneficiary receiving income payments dies after the date income payments have begun, payments made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of the death, notwithstanding any other provision of the Policy.

ELECTIVE OPTIONAL DEATH BENEFIT

The Optional Death Benefit Rider provides for an annual step-up in death benefit, as described below. (This may be referred to as the "Annual EstateProtector" in our marketing materials). The Designated Beneficiary may elect the Optional Death Benefit at any time after the Annuitant's death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premium payments made, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, adjusted for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

Your election of the Optional Death Benefit Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any Policy anniversary, you may request that the rider terminate as of that anniversary. We charge you for this benefit. This charge will not exceed .25% of Account Value. See "Elective Optional Death Benefit Charge." Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described above.

Income Payments

The Maturity Date is the date on which we start payment of income benefits if the Annuitant is still living. The normal Maturity Date will be the Policy anniversary that immediately follows the Annuitant's 90th birthday. You may select an earlier Maturity Date by sending written notice to our Variable Annuity Servicing Center. If you change the Maturity Date, Maturity Date will then be the Maturity Date you selected. (Please note the following exception:
Policies issued under Qualified Retirement Plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum in which case we will cancel the Policy.

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. The Policy provides that all or part of the Account Value may be used to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $20, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $20. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS
Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Before the Maturity Date, you may change:

 . your Maturity Date;

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions; and

 . the Owner, Joint Owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to the Variable Annuity Service Center if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS
We will determine your variable income payments using:

1. The maturity value;

2. The annuity tables contained in the Policy;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. We allocate that amount to the Investment Subdivisions according to your instructions; then

3. We determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. We calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE
If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Variable Annuity Service Center. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

Federal Tax Matters






INTRODUCTION
This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES
This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in the Separate Account must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals And Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any elective ODB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS
We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Variable Annuity Service Center to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Retirement Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified retirement plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the ODB Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, Roth IRA or SIMPLE IRA could result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified retirement plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

Amounts Received Under Qualified Policies. Amounts are Generally Subject to Income Tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal Taxes May Be Payable in Connection with a Qualified Policy:
For example, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal Penalty Taxes Payable on Distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2,

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer, or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving Money From One Qualified Policy or Qualified Retirement Plan to
Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW
This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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

Voting Rights

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Separate Account -- Investment Subdivisions.

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

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Variable Annuity Service Center of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Variable Annuity Servicing Center receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies






DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker/dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker/dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 6.60% of your aggregate purchase payments.
COMMISSIONS

Under certain circumstances and in exchange for lower initial commissions, certain sellers of the Policies may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Policy, and Account Values. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Values considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker/dealer with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Additional Information










OWNER QUESTIONS
The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Variable Annuity Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the Policy (or such period as may be required by applicable laws), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Variable Annuity Service Center. In the case of certain replacements, the free look period may be longer. If you cancel your Policy, it will be void. The amount of the refund you receive will equal the Account Value on the date we receive the Policy plus any amount deducted from premium payments, but without reduction for any surrender charge or such other amount as may be required by applicable law. You may not make partial surrenders or transfers during the free look period.

STATE REGULATION
As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL
We may require proof of the age, gender or survival of any person or persons before acting on any applicable Policy provision.

RECORDS AND REPORTS
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION
A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS
The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

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

Condensed Financial Information

The 1999 financial statements for Separate Account II and for GE Capital Life (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

                                         Accumulation Accumulation
                                         Unit Values  Unit Values    No. of
                                            as of        as of     Units as of
  Funds                                    1/03/00      12/31/99    12/31/99
------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio            14.61        14.60        47,413
 Alger American Small Capitalization
  Portfolio                                 14.55        14.62        26,274

Federated Insurance Series
 Federated Utility Fund II                  10.76        10.96        22,004
 Federated High Income Bond Fund II          9.74         9.76        19,995
 Federated American Leaders Fund II         10.79        11.00        20,556

Fidelity Variable Insurance Products
 Fund (VIP)
 VIP Equity-Income Portfolio                10.31        10.59        48,133
 VIP Growth Portfolio                       15.09        15.13        46,688
 VIP Overseas Portfolio                     13.51        13.45        10,084

Fidelity Variable Insurance Products
 Fund II (VIP II)
 VIP II Asset Manager Portfolio             11.29        11.39        10,584
 VIP II Contrafund Portfolio                13.03        13.24        97,637

Fidelity Variable Insurance Products
 Fund III (VIP III)
 VIP III Growth & Income Portfolio          11.49        11.70        13,010
 VIP III Growth Opportunities Portfolio     11.07        11.27        41,888

GE Investments Funds, Inc.
 Money Market Fund                          10.52        10.52       161,990
 S&P 500 Index Fund                         12.61        12.74       172,354
 Total Return Fund                          11.47        11.59         7,632
 International Equity Fund                  12.29        12.22         2,208
 Real Estate Securities Fund                 8.72         8.84           209
 Global Income Fund                          9.84         9.84         6,423
 Value Equity Fund (now known as Mid-Cap
  Value Equity Fund)                        10.94        11.22        10,625
 Income Fund                                 9.96        10.02        16,078
 U.S. Equity Fund                           12.33        12.54        26,227

Goldman Sachs Variable Insurance Trust
 Fund
 Goldman Sachs Growth and Income Fund        9.80         9.91         6,067
 Goldman Sachs Mid Cap Value Fund            9.21         9.40        28,190

Janus Aspen Series
 Growth Portfolio                           15.70        15.85        81,608
 Aggressive Growth Portfolio                25.75        25.64       121,228
 Worldwide Growth Portfolio                 16.27        16.08       100,959
 International Growth Portfolio             16.96        16.71        19,367
 Balanced Portfolio                         13.83        13.99       186,199
 Flexible Income Portfolio                  10.22        10.25         6,851
 Capital Appreciation Portfolio             18.91        18.89       179,393

                                          Accumulation Accumulation
                                          Unit Values  Unit Values    No. of
                                             as of        as of     Units as of
  Funds                                     1/03/00      12/31/99    12/31/99
-------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer High Income Fund/VA              9.69         9.70       18,241
 Oppenheimer Bond Fund/VA                     9.85         9.90       43,260
 Oppenheimer Aggressive Growth Fund/VA       18.45        17.83        8,356
 Oppenheimer Capital Appreciation Fund/VA    14.44        14.62        6,857
 Oppenheimer Multiple Strategies Fund/VA     10.89        10.95        4,655

PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                    20.20        19.89        7,052
 PBHG Large Cap Growth Portfolio             17.33        17.34        3,577

Appendix

Standardized Performance Data

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Separate Account II. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Separate Account II to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the deduction all fees and charges assessed under the Policy, that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value) the administrative expense charge (deducted daily at an effective annual rate of
 .15% of Account Value) the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge.

                                 Table 1

                        Standardized Total Returns

                             For the  For the  For the   From the
                              1-year   5-year  10-year   Inception    Date of
                              period   period   period  in Separate  Inception
                              ended    ended    ended   Account to  In Separate
                             12/31/99 12/31/99 12/31/99  12/31/99    Account*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                    26.53      NA       NA      26.90     07/27/98
 Alger American Small
  Capitalization Portfolio     36.12      NA       NA      27.01     07/27/98
Federated Insurance Series
 Federated American Leaders
  Fund II                      -0.30      NA       NA       3.10     07/27/98
 Federated High Income Bond
  Fund II                      -4.62      NA       NA      -5.57     07/27/98
 Federated Utility Fund II     -5.23      NA       NA       2.78     07/27/98
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                    -0.63      NA       NA       0.24     07/27/98
 VIP Growth Portfolio          30.19      NA       NA      30.20     07/27/98
 VIP Overseas Portfolio        35.34      NA       NA      19.50     07/27/98
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                     4.09      NA       NA       5.77     07/27/98
 VIP II Contrafund
  Portfolio                    17.13      NA       NA      18.14     07/27/98
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                     2.18      NA       NA       7.88     07/27/98
 VIP III Growth
  Opportunities Portfolio      -2.67      NA       NA       4.97     07/27/98
GE Investments Funds, Inc.
 Global Income Fund           -13.80      NA       NA      -5.05     07/27/98
 Income Fund                   -8.14      NA       NA      -3.84     07/27/98
 International Equity Fund     23.15      NA       NA      11.40     07/27/98
 Mid-Cap Value Equity Fund     10.20      NA       NA       4.59     07/27/98
 (formerly known as Value
  Equity Fund)
 Money Market Fund             -1.96      NA       NA      -0.28     07/27/98
 Premier Growth Equity Fund     0.00    0.00     0.00       0.00           NA
 Real Estate Securities
  Fund                         -7.02      NA       NA     -11.86     07/27/98
 S&P 500 Index Fund            13.52      NA       NA      14.83     07/27/98
 Total Return Fund              6.23      NA       NA       7.11     07/27/98
 U.S. Equity Fund              12.53      NA       NA      13.54     07/27/98
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                  -1.54      NA       NA      -4.51     07/27/98
 Goldman Sachs Mid Cap
  Value Fund                   -7.70      NA       NA      -8.03     07/27/98
Janus Aspen Series
 Aggressive Growth
  Portfolio                   117.37      NA       NA      90.55     07/27/98
 Balanced Portfolio            19.61      NA       NA      22.98     07/27/98
 Capital Appreciation
  Portfolio                    59.49      NA       NA      52.94     07/27/98
 Flexible Income Portfolio     -5.31      NA       NA      -2.18     07/27/98
 Growth Portfolio              36.68      NA       NA      34.70     07/27/98
 International Growth
  Portfolio                    74.63      NA       NA      40.01     07/27/98
 Worldwide Growth Portfolio    56.97      NA       NA      36.12     07/27/98
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA               75.95      NA       NA      46.73     07/27/98
 Oppenheimer Bond Fund/VA      -8.23      NA       NA      -4.61     07/27/98
 Oppenheimer Capital
  Appreciation Fund/VA         34.38      NA       NA      27.03     07/27/98
 Oppenheimer High Income
  Fund/VA                      -2.66      NA       NA      -5.96     07/27/98
 Oppenheimer Multiple
  Strategies Fund/VA            4.79      NA       NA       2.74     07/27/98
PBHG Insurance Series Fund,
 Inc.
 PBHG Growth II Portfolio      90.41      NA       NA      58.75     07/27/98
 PBHG Large Cap Growth
  Portfolio                    57.73      NA       NA      43.78     07/27/98
Salomon Brothers Variable
 Series Funds, Inc
 Salomon Investors Fund         0.00    0.00     0.00       0.00           NA
 Salomon Strategic Bond
  Fund                          0.00    0.00     0.00       0.00           NA
 Salomon Total Return Fund      0.00    0.00     0.00       0.00           NA
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was first available in Separate Account
  II. As Separate Account II is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

** Subaccount has not yet been made available to the Separate Account.

Past performance is not a guarantee of future results.

Non-standardized Performance Data

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Adjusted Historical Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the date on which a particular portfolio was first available in Separate Account II. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the adjusted historic average annual total returns for the portfolios for periods from the time a particular portfolio was first available in Separate Account II to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all charges currently assessed under the Policy, as if the Policy had been in existence since the inception of the portfolio. In Table 2, adjusted total returns for the portfolios reflect deductions of all fees and charges under the Policy, including the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value), the annual policy maintenance charge of $25, and the surrender charge. In Table 2, we assume that you make a complete surrender of the Policy at the end of the period, therefore we deduct the surrender charge. In Table 3, we assume that you do not surrender the Policy, and we do not deduct the surrender charge.

                                 Table 2

Adjusted Historical Performance Data assuming surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/99 12/31/99 12/31/99   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio..........    26.53   28.79    21.05   01/09/89
 Alger American Small Capitalization
  Portfolio...............................    36.12   20.53    16.45   09/21/88
Federated Insurance Series
 Federated American Leaders Fund II.......    -0.30   19.85       NA   02/10/94
 Federated High Income Bond Fund II.......    -4.62    8.34       NA   03/01/94
 Federated Utility Fund II................    -5.23   13.13       NA   02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio..............    -0.63   16.50    12.78   10/09/86
 VIP Growth Portfolio.....................    30.19   27.60    18.14   10/09/86
 VIP Overseas Portfolio...................    35.34   15.26     9.76   01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio...........     4.09   13.51    11.46   09/06/89
 VIP II Contrafund Portfolio..............    17.13      NA       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio........     2.18      NA       NA   12/31/96
 VIP III Growth Opportunities Portfolio...    -2.67      NA       NA   01/03/95
GE Investments Funds, Inc.
 Global Income Fund.......................   -13.80      NA       NA   05/01/97
 Income Fund..............................    -8.14      NA       NA   01/02/95
 International Equity Fund................    23.15      NA       NA   05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)...................    10.20      NA       NA   05/01/97
 Money Market Fund........................    -1.96    3.19     3.30   06/30/85
 Premier Growth Equity Fund...............     0.00    0.00     0.00         NA
 Real Estate Securities Fund..............    -7.02      NA       NA   05/01/95
 S&P 500 Index Fund.......................    13.52   25.72    15.99   04/14/85
 Total Return Fund........................     6.23   15.13    11.34   07/01/85
 U.S. Equity Fund.........................    12.53      NA       NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.....    -1.54      NA       NA   01/12/98
 Goldman Sachs Mid Cap Value Fund.........    -7.70      NA       NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio..............   117.37   34.05       NA   09/13/93
 Balanced Portfolio.......................    19.61   22.56       NA   09/13/93
 Capital Appreciation Portfolio...........    59.49      NA       NA   05/01/97
 Flexible Income Portfolio................    -5.31    8.74       NA   09/13/93
 Growth Portfolio.........................    36.68   27.75       NA   09/13/93
 International Growth Portfolio...........    74.63   31.09       NA   05/02/94
 Worldwide Growth Portfolio...............    56.97   31.44       NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA....    75.95   27.56    18.63   08/15/86
 Oppenheimer Bond Fund/VA.................    -8.23    4.93     6.15   04/03/85
 Oppenheimer Capital Appreciation
  Fund/VA.................................    34.38   28.51    16.69   04/03/85
 Oppenheimer High Income Fund/VA..........    -2.66    8.10    10.97   04/30/86
 Oppenheimer Multiple Strategies Fund/VA..     4.79   12.27     9.18   02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio.................    90.41      NA       NA   05/01/97
 PBHG Large Cap Growth Portfolio..........    57.73      NA       NA   05/01/97
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund...................     0.00    0.00     0.00         NA
 Salomon Strategic Bond Fund..............     0.00    0.00     0.00         NA
 Salomon Total Return Fund................     0.00    0.00     0.00         NA
--------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.

                                 Table 3

Adjusted Historical Performance Data without surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/99 12/31/99 12/31/99   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio..........    31.88   29.11    21.17   01/09/89
 Alger American Small Capitalization
  Portfolio...............................    41.41   20.93    16.56   09/21/88
Federated Insurance Series
 Federated American Leaders Fund II.......     5.18   20.26       NA   02/10/94
 Federated High Income Bond Fund II.......     0.88    8.93       NA   03/01/94
 Federated Utility Fund II................     0.27   13.63       NA   02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio..............     4.84   16.95    12.89   10/09/86
 VIP Growth Portfolio.....................    35.52   27.92    18.26   10/09/86
 VIP Overseas Portfolio...................    40.64   15.73     9.87   01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio...........     9.54   14.01    11.57   09/06/89
 VIP II Contrafund Portfolio..............    22.52      NA       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio........     7.64      NA       NA   12/31/96
 VIP III Growth Opportunities Portfolio...     2.81      NA       NA   01/03/95
GE Investments Funds, Inc.
 Global Income Fund.......................    -8.79      NA       NA   05/01/97
 Income Fund..............................    -2.80      NA       NA   01/02/95
 International Equity Fund................    28.51      NA       NA   05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)...................    15.63      NA       NA   05/01/97
 Money Market Fund........................     3.52    3.91     3.41   06/30/85
 Premier Growth Equity Fund...............     0.00    0.00     0.00         NA
 Real Estate Securities Fund..............    -1.61      NA       NA   05/01/95
 S&P 500 Index Fund.......................    18.93   26.06    16.10   04/14/85
 Total Return Fund........................    11.67   15.61    11.45   07/01/85
 U.S. Equity Fund.........................    17.94      NA       NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.....     3.94      NA       NA   01/12/98
 Goldman Sachs Mid Cap Value Fund.........    -2.33      NA       NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio..............   122.26   34.33       NA   09/13/93
 Balanced Portfolio.......................    24.99   22.94       NA   09/13/93
 Capital Appreciation Portfolio...........    64.67      NA       NA   05/01/97
 Flexible Income Portfolio................     0.18    9.32       NA   09/13/93
 Growth Portfolio.........................    41.97   28.07       NA   09/13/93
 International Growth Portfolio...........    79.73   31.39       NA   05/02/94
 Worldwide Growth Portfolio...............    62.16   31.73       NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA....    81.04   27.89    18.74   08/15/86
 Oppenheimer Bond Fund/VA.................    -2.89    5.60     6.26   04/03/85
 Oppenheimer Capital Appreciation
  Fund/VA.................................    39.68   28.83    16.81   04/03/85
 Oppenheimer High Income Fund/VA..........     2.83    8.70    11.08   04/30/86
 Oppenheimer Multiple Strategies Fund/VA..    10.24   12.80     9.28   02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio.................    95.43      NA       NA   05/01/97
 PBHG Large Cap Growth Portfolio..........    62.92      NA       NA   05/01/97
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund...................     0.00    0.00     0.00         NA
 Salomon Strategic Bond Fund..............     0.00    0.00     0.00         NA
 Salomon Total Return Fund................     0.00    0.00     0.00         NA
--------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.

                      STATEMENT OF ADDITIONAL INFORMATION

                               Table of Contents

The Policies................................................................ B-3
  Transfer of Annuity Units................................................. B-3
  Net Investment Factor..................................................... B-3
Termination of Participation Agreements..................................... B-3
Calculation of Performance Data............................................. B-4
  Money Market Investment Subdivision....................................... B-4
  Other Investment Subdivisions............................................. B-5
  Other Performance Data.................................................... B-6
Federal Tax Matters......................................................... B-7
  Taxation of GE Capital Life............................................... B-7
  IRS Required Distributions................................................ B-7
General Provisions.......................................................... B-7
  Using the Policies as Collateral.......................................... B-7
  Beneficiaries............................................................. B-8
  Non-Participating......................................................... B-8
  Misstatement of Age or Gender............................................. B-8
  Incontestability.......................................................... B-8
  Statement of Values....................................................... B-8
  Written Notice............................................................ B-8
Legal Developments Regarding Employment-Related Benefit Plans............... B-8
State Regulation of GE Capital Life......................................... B-9
Legal Matters............................................................... B-9
Experts..................................................................... B-9
Financial Statements........................................................ B-9

A Statement of Additional Information containing more detailed information about the Policy and the Separate Account is available free by writing us at our Variable Annuity Service Center or by calling (800) 313-5282.

                               Dated May 1, 2000

                                  Offered by:
                 GE Capital Life Assurance Company of New York
                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529

                       Variable Annuity Servicing Center
                             6610 West Broad Street
                               Richmond, VA 23230

A Statement of Additional Information containing more detailed information about the Policy and Separate Account II is available free by writing us at the address below or by calling (800) 352-9910.

To GE Capital Life Assurance Company of New York
Variable Annuity Service Center
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Separate Account II, Policy Form P1066 6/97 to:

Name ___________________________________________________________________________

Address

________________________________________________________________________________

________________________________________________________________________________
     City                            State                         Zip

Signature of Requestor

________________________________________________________________________________
                                      Date

                                     PART B

                    GE Capital Life Separate Account II

                      Statement of Additional Information
                                    For the
               Flexible Premium Deferred Variable Annuity Policy
                                Form P1066 6/97

                                   Offered by
                 GE Capital Life Assurance Company of New York
                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
                                 (914) 253-8822

                        Variable Annuity Service Center
                             6610 West Broad Street
                               Richmond, VA 23230
                                 (800) 313-5282

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Capital Life Assurance Company of New York ("the Company", "we", "us", or "our"). You may obtain a copy of the Prospectus dated May 1, 2000 by contacting us at our Variable Annuity Service Center at the address or telephone number listed above or by accessing the SEC's website at http:/www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Prospectuses for the Policy and the Funds.

Dated May 1, 2000

                      STATEMENT OF ADDITIONAL INFORMATION

                               Table of Contents

                                                                            Page
                                                                            ----
The Policies............................................................... B-3
  Transfer Of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3

Termination of Participation Agreements.................................... B-3

Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivisions..................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6

Federal Tax Matters........................................................ B-7
  Taxation of GE Capital Life.............................................. B-7
  IRS Required Distributions............................................... B-7

General Provisions......................................................... B-7
  Using the Policy as Collateral........................................... B-7
  Beneficiaries............................................................ B-8
  Non-Participating........................................................ B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Written Notice........................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

State Regulation of GE Capital Life........................................ B-9

Legal Matters.............................................................. B-9

Experts.................................................................... B-9

Financial Statements....................................................... B-9

The Policies

Transfer Of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the portfolios in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

The net investment factor measures investment performance of the Investment Subdivisions of the Separate Account during a Valuation Period. Each Investment Subdivision has its own net investment factor for a Valuation Period. The net investment factor of an Investment Subdivision available under the Policy for a Valuation Period is (a) divided by (b) minus (c) where:

  (a)is

    (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the net investment factor is being determined, minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

    (4) any amount charged against that Investment Subdivision for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Investment Subdivision; and

  (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .003857% for each day in the Valuation Period. This corresponds to 1.25% and .15% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

The value of the assets in the Separate Account will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes these provisions:

  The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

  Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("the Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

  GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Janus Aspen Series. This agreement may be terminated by the parties on six month advance written notice.

  Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

  PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Salomon Brothers Variable Series Funds Inc. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

Money Market Investment Subdivision

From time to time, advertisements and sales literature may quote the yield of the Money Market Investment Subdivision for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP-ES)/UV) X (365/7)

where:

NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

ES = per unit expenses of the hypothetical account for the seven-day period.

UV = the unit value on the first day of the seven-day period.

The effective yield of a Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365///7/ - 1

where:

NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

ES = per unit expenses of the hypothetical account for the seven-day period.

UV = the unit value for the first day of the seven-day period.

The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding Money Market portfolio.

Yield calculations do not take into account the surrender charge under the Policy, a maximum of 6% of each Premium Payment made during the six years prior to a full or partial surrender, or charges for the Optional Death Benefit Rider.

 Current   4.15%
 Effective 4.23%

Other Investment Subdivisions

Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, and the surrender charge as described below:

1. We calculate unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is more than $75,000 at the time the charge is due.

3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

4. Total return does not consider the elective ODB charges.

5. Total return will then be calculated according to the following formula:

TR = (ERV/P)1/N - 1

where:

TR = the average annual total return for the period.

ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P = a hypothetical single investment of $1,000.

N = the duration of the period (in years).

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR = the cumulative total return for the period.

ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P = a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

Federal Tax Matters

Taxation of GE Capital Life

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (including premium taxes). At present, these taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes (including premium taxes), charges for such taxes attributable to Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that
(a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or
(2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules may not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.

General Provisions

Using the Policy as Collateral

A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at the Variable Annuity Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Beneficiaries

You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Variable Annuity Service Center. Each change of Beneficiary revokes any previous designation.

Non-Participating

The Policy is non-participating. No dividends are payable.

Misstatement of Age or Sex

If an Annuitant's age or sex was misstated on the policy data page, any policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex. If an overpayment has been made, an adjustment including interest on the amount of the overpayment will be made to the next payment(s). Any underpayments will be credited with interest on the amount of the underpayment and will be paid in full with the next payment. The interest rate used will be 3% per annum, unless otherwise required by law.

Incontestability

We will not contest the Policy.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

Any written notice should be sent to us at our Home Office at 125 Park Avenue, 6th Floor, New York, NY 10017-5529 or to our Variable Annuity Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

We will send all notices to the Owner at the last known address on file with the company.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

State Regulation of GE Capital Life

We are a stock life insurance company organized under the laws of New York, and are subject to regulation by the New York Insurance Department. An annual statement is filed with the New York Superintendent of Insurance each year covering the operations and reporting on the financial condition of GE Capital Life as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines the liabilities and reserves of the Company and the Separate Account and certifies their adequacy, and a full examination of the Company's operations is conducted by the New York Insurance Department at least once every five years.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington D.C. has provided advice on certain legal matters relating to federal securities laws. All matters of New York law pertaining to the Policy, including the validity of the Policy and GE Capital Life's right to issue the Policies under New York insurance law, have been passed upon by Patricia L. Dysart, Assistant Vice President.

Experts

The financial statements of GE Capital Life Assurance Company of New York as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and the financial statements of GE Capital Life Separate Account II as of December 31, 1999 and for the period then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Financial Statements

This Statement of Additional Information contains financial statements for the Company, as of December 31, 1999 and 1998, and for each of the years in the three year period then ended December 31, 1999 and the financial statements of GE Capital Life Separate Account II as of December 31, 1999 and for the period then ended.

The financial statements of GE Capital Life Assurance Company of New York included herein should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligation under the Policy.

Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

Contractholders
GE Capital Life Separate Account II
 and
The Board of Directors
GE Capital Life Assurance Company of New York:

  We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, and U.S. Equity Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Oppenheimer Variable Account Funds--High Income/VA, Bond/VA, Aggressive Growth/VA, Capital Appreciation/VA, and Multiple Strategies/VA Funds; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Janus Aspen Series-- Balanced, Aggressive Growth, Growth, Worldwide Growth, Flexible Income, International Growth and Capital Appreciation Portfolios; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; and the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds for the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Capital Life Separate Account II as of December 31, 1999 and the results of their operations and changes in their net assets for the period then ended in conformity with generally accepted accounting principles.

                                      /s/ KPMG LLP

Richmond, Virginia
February 11, 2000

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               December 31, 1999


                                                       GE Investments Funds, Inc.
                          ------------------------------------------------------------------------------------
                                       Money   Total  International Real Estate Global  Value           U.S.
                           S&P 500    Market   Return    Equity     Securities  Income Equity  Income  Equity
                          Index Fund   Fund     Fund      Fund         Fund      Fund   Fund    Fund    Fund
Assets                    ---------- --------- ------ ------------- ----------- ------ ------- ------- -------
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (78,181 shares,
  cost -- $2,066,174)...  $2,196,898       --     --        --           --        --      --      --      --
 Money Market Fund
  (1,703,159 shares,
  cost -- $1,703,159)...         --  1,703,159    --        --           --        --      --      --      --
 Total Return Fund
  (5,580 shares,
  cost -- $88,102)......         --        --  88,501       --           --        --      --      --      --
 International Equity
  Fund
  (1,865 shares, cost --
   $25,210).............         --        --     --     26,992          --        --      --      --      --
 Real Estate Securities
  Fund
  (170 shares, cost --
   $2,095)..............         --        --     --        --         1,852       --      --      --      --
 Global Income Fund
  (6,598 shares, cost --
   $64,328).............         --        --     --        --           --     63,274     --      --      --
 Value Equity Fund
  (7,554 shares,
  cost-- $118,646)......         --        --     --        --           --        --  119,283     --      --
 Income Fund (14,004
  share,
  cost --  $167,623)....         --        --     --        --           --        --      --  161,190     --
 U.S. Equity Fund (8,682
  shares
  cost --  $323,828)....         --        --     --        --           --        --      --      --  329,053
Receivable from
 affiliate (note 3).....         --      1,688    --        --           --        --      --      --      --
                          ---------- --------- ------    ------        -----    ------ ------- ------- -------
 Total assets...........   2,196,898 1,704,847 88,501    26,992        1,852    63,274 119,283 161,190 329,053
                          ---------- --------- ------    ------        -----    ------ ------- ------- -------
Liabilities
Accrued expenses payable
 to affiliates (note
 3).....................       1,111       710     47        14            1        74      65      86     172
Payable for units
 withdrawn..............         --        --     --        --           --        --      --      --      --
                          ---------- --------- ------    ------        -----    ------ ------- ------- -------
 Total liabilities......       1,111       710     47        14            1        74      65      86     172
                          ---------- --------- ------    ------        -----    ------ ------- ------- -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,195,787 1,704,137 88,454    26,978        1,851    63,200 119,218 161,104 328,881
                          ========== ========= ======    ======        =====    ====== ======= ======= =======
Outstanding units.......     172,354   161,990  7,632     2,208          209     6,423  10,625  16,078  26,227
                          ========== ========= ======    ======        =====    ====== ======= ======= =======
Net asset value per
 unit...................  $    12.74     10.52  11.59     12.22         8.84      9.84   11.22   10.02   12.54
                          ========== ========= ======    ======        =====    ====== ======= ======= =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999


                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity-                        Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
Assets                    --------- --------- --------- --------- ---------- --------- -------------
Investments in Variable
 Insurance Products
 Fund,
 at fair value (note 2):
 Equity-Income Portfolio
  (19,836 shares,
  cost -- $511,803).....  $509,982       --        --        --         --        --          --
 Growth Portfolio
  (12,867 shares,
  cost -- $607,122).....       --    706,762       --        --         --        --          --
 Overseas Portfolio
  (4,946 shares, cost --
   $106,143)............       --        --    135,707       --         --        --          --
Investments in Variable
 Insurance Products Fund
 II,
 at fair value (note 2):
 Asset Manager Portfolio
  (6,460 shares,
  cost -- $114,149).....       --        --        --    120,613        --        --          --
 Contrafund Portfolio
  (44,369 shares,
  cost -- $1,179,317)...       --        --        --        --   1,293,371       --          --
Investments in Variable
 Insurance Products Fund
 III,
 at fair value (note 2):
 Growth & Income
  Portfolio (8,804
  shares,
  cost -- $146,121).....       --        --        --        --         --    152,302         --
 Growth Opportunities
  Portfolio (20,404
  shares,
  cost -- $456,535).....       --        --        --        --         --        --      472,342
Receivable from
 affiliate (note 3).....       --          4         2       --           1       --          --
                          --------   -------   -------   -------  ---------   -------     -------
 Total assets...........   509,982   706,766   135,709   120,613  1,293,372   152,302     472,342
                          --------   -------   -------   -------  ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliates (note
 3).....................       258       369        73        58        653        81         268
Payable for units
 withdrawn..............       --        --        --        --         --        --          --
                          --------   -------   -------   -------  ---------   -------     -------
 Total liabilities......       258       369        73        58        653        81         268
                          --------   -------   -------   -------  ---------   -------     -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $509,724   706,397   135,636   120,555  1,292,719   152,221     472,074
                          ========   =======   =======   =======  =========   =======     =======
Outstanding units.......    48,133    46,688    10,084    10,584     97,637    13,010      41,888
                          ========   =======   =======   =======  =========   =======     =======
Net asset value per
 unit...................  $  10.59     15.13     13.45     11.39      13.24     11.70       11.27
                          ========   =======   =======   =======  =========   =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999

                                  Oppenheimer Variable Account Funds           Federated Insurance Series
                          --------------------------------------------------- ----------------------------
                            High           Aggressive   Capital     Multiple  American    High
                           Income   Bond     Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA  Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
Assets                    -------- ------- ---------- ------------ ---------- -------- ----------- -------
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 High Income Fund/VA
  (16,514 shares,
  cost -- $175,813).....  $177,029     --       --          --          --        --         --        --
 Bond Fund/VA (37,194
  shares,
  cost-- $427,468)......       --  428,477      --          --          --        --         --        --
 Aggressive Growth
  Fund/VA (1,811 shares,
  cost -- $109,793).....       --      --   149,068         --          --        --         --        --
 Capital Appreciation
  Fund/VA (2,012 shares,
  cost -- $82,025)......       --      --       --      100,296         --        --         --        --
 Multiple Strategies
  Fund/VA (2,921 shares,
  cost -- $48,869)......       --      --       --          --       51,001       --         --        --
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (10,866 shares,
  cost -- $222,665).....       --      --       --          --          --    226,237        --        --
 High Income Bond Fund
  II (19,068 shares,
  cost -- $194,005).....       --      --       --          --          --        --     195,256       --
 Utility Fund II (16,815
  shares,
  cost -- $240,944).....       --      --       --          --          --        --         --    241,300
Receivable from
 affiliate (note 3).....       --      --         1         --          --        --         --        --
                          -------- -------  -------     -------      ------   -------    -------   -------
 Total assets...........   177,029 428,477  149,069     100,296      51,001   226,237    195,256   241,300
                          -------- -------  -------     -------      ------   -------    -------   -------
Liabilities
Accrued expenses payable
 to affiliates (note
 3).....................        95     207       78          51          28       120        105       131
Payable for units
 withdrawn..............       --      --       --          --          --        --         --        --
                          -------- -------  -------     -------      ------   -------    -------   -------
 Total liabilities......        95     207       78          51          28       120        105       131
                          -------- -------  -------     -------      ------   -------    -------   -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $176,934 428,270  148,991     100,245      50,973   226,117    195,151   241,169
                          ======== =======  =======     =======      ======   =======    =======   =======
Outstanding units.......    18,241  43,260    8,356       6,857       4,655    20,556     19,995    22,004
                          ======== =======  =======     =======      ======   =======    =======   =======
Net asset value per
 unit...................  $   9.70    9.90    17.83       14.62       10.95     11.00       9.76     10.96
                          ======== =======  =======     =======      ======   =======    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999

                                                    Janus Aspen Series                                 Alger American Fund
                      ------------------------------------------------------------------------------ ------------------------
                                 Aggressive           Worldwide Flexible  International   Capital        Small
                       Balanced    Growth    Growth    Growth    Income      Growth     Appreciation Capitalization  Growth
                      Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
Assets                ---------- ---------- --------- --------- --------- ------------- ------------ -------------- ---------
Investments in
 Janus Aspen
 Series, at fair
 value (note 2):
 Balanced
  Portfolio
  (93,440 shares,
  cost --
   $2,401,229)...     $2,608,851       --         --        --      --           --            --           --           --
 Aggressive
  Growth
  Portfolio
  (52,148 shares,
  cost --
  $2,230,874)....            --  3,112,739        --        --      --           --            --           --           --
 Growth Portfolio
  (38,459 shares,
  cost --
   $1,135,111)...            --        --   1,294,136       --      --           --            --           --           --
 Worldwide Growth
  Portfolio
  (34,071 shares,
  cost --
  $1,316,287)....            --        --         --  1,626,898     --           --            --           --           --
 Flexible Income
  Portfolio
  (6,152 shares,
  cost --
   $72,403)......            --        --         --        --   70,259          --            --           --           --
 International
  Growth
  Portfolio
  (8,373 shares,
  cost --
  $241,185)......            --        --         --        --      --       323,777           --           --           --
 Capital
  Appreciation
  Portfolio
  (102,297
  shares,
  cost --
  $2,706,916)....            --        --         --        --      --           --      3,393,176          --           --
Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
  Capitalization
  Portfolio
  (6,969 shares,
  cost --
  $308,329)......            --        --         --        --      --           --            --       384,322          --
 Growth Portfolio
  (10,758 shares,
  cost --
   $589,639).....            --        --         --        --      --           --            --           --       692,601
Receivable from
 affiliate
 (note 3)........            --         58          6        20     --             7            35            5            2
                      ---------- ---------  --------- ---------  ------      -------     ---------      -------      -------
 Total assets....      2,608,851 3,112,797  1,294,142 1,626,918  70,259      323,784     3,393,211      384,327      692,603
                      ---------- ---------  --------- ---------  ------      -------     ---------      -------      -------
Liabilities
Accrued expenses
 payable to
 affiliates (note
 3)..............          1,342     1,713        663       810      39          163         1,763          204          372
Payable for units
 withdrawn.......          2,583     2,804        --      2,692     --           --          2,721          --           --
                      ---------- ---------  --------- ---------  ------      -------     ---------      -------      -------
 Total
  liabilities....          3,925     4,517        663     3,502      39          163         4,484          204          372
                      ---------- ---------  --------- ---------  ------      -------     ---------      -------      -------
Net assets
 attributable to
 variable
 deferred annuity
  contractholders ... $2,604,926 3,108,280  1,293,479 1,623,416  70,220      323,621     3,388,727      384,123      692,231
                      ========== =========  ========= =========  ======      =======     =========      =======      =======
Outstanding
 units...........        186,199   121,228     81,608   100,959   6,851       19,367       179,393       26,274       47,413
                      ========== =========  ========= =========  ======      =======     =========      =======      =======
Net asset value
 per unit........     $    13.99     25.64      15.85     16.08   10.25        16.71         18.89        14.62        14.60
                      ========== =========  ========= =========  ======      =======     =========      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999

                                                              Goldman Sachs
                                          PBHG Insurance    Variable Insurance
                                         Series Fund, Inc.        Trust
                                        ------------------- ------------------
                                          PBHG
                                        Large Cap   PBHG    Growth and Mid Cap
                                         Growth   Growth II   Income    Value
                                        Portfolio Portfolio    Fund     Fund
Assets                                  --------- --------- ---------- -------
Investments in PBHG Insurance Series
 Fund, Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,432
  shares, cost -- $46,826).............  $62,050       --        --        --
 PBHG Growth II Portfolio (6,089
  shares, cost -- $94,474).............      --    140,340       --        --
Investments in Goldman Sachs Variable
 Insurance Trust, at fair value (note
 2):
 Growth and Income Fund (5,524 shares,
  cost -- $57,831).....................      --        --     60,155       --
 Mid Cap Value Fund (31,488 shares,
  cost -- $278,198)....................      --        --        --    265,132
Receivable from affiliate (note 3).....        1         3       --        --
                                         -------   -------    ------   -------
 Total assets..........................   62,051   140,343    60,155   265,132
                                         -------   -------    ------   -------
Liabilities
Accrued expenses payable to affiliates
 (note 3)..............................       32        76        34       147
Payable for units withdrawn............      --        --        --        --
                                         -------   -------    ------   -------
 Total liabilities.....................       32        76        34       147
                                         -------   -------    ------   -------
Net assets attributable to variable
 deferred annuity contractholders......  $62,019   140,267    60,121   264,985
                                         =======   =======    ======   =======
Outstanding units......................    3,577     7,052     6,067    28,190
                                         =======   =======    ======   =======
Net asset value per unit...............  $ 17.34     19.89      9.91      9.40
                                         =======   =======    ======   =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                            Statements Of Operations


                                                     GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------
                                              Money            Total        International
                         S&P 500  Index      Market           Return            Equity         Real Estate
                              Fund            Fund             Fund              Fund        Securities Fund
                         -------------- ----------------- --------------- ------------------ ---------------
                          Period from                       Period from                        Period from
                         May 6, 1999 to    Period from    May 26, 1999 to    Period from     July 9, 1999 to
                          December 31,  April 29, 1999 to  December 31,   August 26, 1999 to  December 31,
                              1999      December 31, 1999      1999       December 31, 1999       1999
                         -------------- ----------------- --------------- ------------------ ---------------
Investment income:
 Income -- Ordinary
  Dividends.............  $    14,793           10,043            1,782                68              102
 Expenses -- Mortality
  and expense risk
  charges and
  admistrative expenses
  (note 3)..............        7,863            3,051              279                71               13
                          ----------      ------------     ------------      ------------     ------------
Net investment income
 (expense)..............        6,930            6,992            1,503                (3)              89
                          ----------      ------------     ------------      ------------     ------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       11,914              --                61               292               (1)
 Unrealized appreciation
  (depreciation)........      130,724              --               399             1,782             (243)
 Capital gain
  distribution..........       20,428              --             2,092             1,639                5
                          ----------      ------------     ------------      ------------     ------------
Net realized and
 unrealized gain (loss)
 on investments.........      163,066              --             2,552             3,713             (239)
                          ----------      ------------     ------------      ------------     ------------
Increase (decrease) in
 net assets from
 operations.............  $   169,996            6,992            4,055             3,710             (150)
                          ==========      ============     ============      ============     ============

                                           GE Investments Funds, Inc.
                         ---------------------------------------------------------------
                             Global           Value                           U.S.
                             Income          Equity          Income          Equity
                              Fund            Fund            Fund            Fund
                         --------------- --------------- --------------- ---------------
                           Period from     Period from     Period from     Period from
                         May 14, 1999 to May 14, 1999 to May 14, 1999 to June 2, 1999 to
                          December 31,    December 31,    December 31,    December 31,
                              1999            1999            1999            1999
                         --------------- --------------- --------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends.............          905             890           8,293           1,680
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....          349             492             874           1,613
                           ---------       ----------      ----------      ----------
Net investment income
 (expense)..............          556             398           7,419              67
                           ---------       ----------      ----------      ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         (573)            299          (1,204)         (2,044)
 Unrealized appreciation
  (depreciation)........       (1,054)            637          (6,432)          5,225
 Capital gain
  distribution..........           68             --              257          15,120
                           ---------       ----------      ----------      ----------
Net realized and
 unrealized gain (loss)
 on investments.........       (1,559)            936          (7,379)         18,301
                           ---------       ----------      ----------      ----------
Increase (decrease) in
 net assets from
 operations.............       (1,003)          1,334              40          18,368
                           =========       ==========      ==========      ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                              Variable Insurance
                                Variable Insurance Products Fund               Products Fund II
                         ---------------------------------------------- ------------------------------
                             Equity-
                             Income          Growth        Overseas      Asset Manager    Contrafund
                            Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
                         --------------- -------------- --------------- --------------- --------------
                           Period from    Period from     Period from     Period from    Period from
                         May 13, 1999 to May 6, 1999 to May 14, 1999 to June 7, 1999 to May 6, 1999 to
                          December 31,    December 31,   December 31,    December 31,    December 31,
                              1999            1999           1999            1999            1999
                         --------------- -------------- --------------- --------------- --------------
Investment income:
 Income -- Ordinary
  Dividends.............  $        372             --             --              --              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....         2,097           2,299            737             545           4,439
                          ------------   ------------    ------------    -----------     ------------
Net investment income
 (expense)..............        (1,725)         (2,299)          (737)           (545)         (4,439)
                          ------------   ------------    ------------    -----------     ------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (2,045)          1,438            872             358          22,338
 Unrealized appreciation
  (depreciation)........        (1,822)         99,641         29,565           6,464         114,054
 Capital gain
  distribution..........           828             --             --              --              --
                          ------------   ------------    ------------    -----------     ------------
Net realized and
 unrealized gain (loss)
 on investments.........        (3,039)        101,079         30,437           6,822         136,392
                          ------------   ------------    ------------    -----------     ------------
Increase (decrease) in
 net assets from
 operations.............  $     (4,764)         98,780         29,700           6,277         131,953
                          ============   ============    ============    ===========     ============

                                                     Variable Insurance
                                                      Products Fund III
                                              ---------------------------------
                                                                    Growth
                                               Growth & Income   Opportunities
                                                  Portfolio        Portfolio
                                              ----------------- ---------------
                                                                  Period from
                                                 Period from    May 11, 1999 to
                                              April 12, 1999 to  December 31,
                                              December 31, 1999      1999
                                              ----------------- ---------------
Investment income:
 Income -- Ordinary Dividends................            --               --
 Expenses -- Mortality and expense risk
  charges and administrative expenses
  (note 3)...................................            795            2,161
                                                -----------      ------------
Net investment income (expense)..............           (795)          (2,161)
                                                -----------      ------------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)....................            649           (1,607)
 Unrealized appreciation (depreciation)......          6,182           15,807
 Capital gain distribution...................            --               --
                                                -----------      ------------
Net realized and unrealized gain (loss) on
 investments.................................          6,831           14,200
                                                -----------      ------------
Increase (decrease) in net assets from
 operations..................................          6,036           12,039
                                                ===========      ============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               Oppenheimer Variable Account Funds
                         -------------------------------------------------------------------------------
                                                                            Capital         Multiple
                           High Income        Bond        Aggressive     Appreciation      Strategies
                             Fund/VA        Fund/VA     Growth Fund/VA      Fund/VA          Fund/VA
                         --------------- -------------- -------------- ----------------- ---------------
                           Period from    Period from    Period from                       Period from
                         May 21, 1999 to May 6, 1999 to May 5, 1999 to    Period from    May 14, 1999 to
                          December 31,    December 31,   December 31,  April 23, 1999 to  December 31,
                              1999            1999           1999      December 31, 1999      1999
                         --------------- -------------- -------------- ----------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends.............  $        --              --             --              --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....           698           1,470            513             477              220
                          ------------    ------------   ------------    ------------     ------------
Net investment income
 (expense)..............          (698)         (1,470)          (513)           (477)            (220)
                          ------------    ------------   ------------    ------------     ------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         1,328             183          7,258             265              281
 Unrealized appreciation
  (depreciation)........         1,216           1,010         39,274          18,271            2,132
 Capital gain
  distribution..........           --              --             --              --               --
                          ------------    ------------   ------------    ------------     ------------
Net realized and
 unrealized gain (loss)
 on investments.........         2,544           1,193         46,532          18,536            2,413
                          ------------    ------------   ------------    ------------     ------------
Increase (decrease) in
 net assets from
 operations.............  $      1,846            (277)        46,019          18,059            2,193
                          ============    ============   ============    ============     ============

                                          Federated Insurance Series
                               -------------------------------------------------
                                                      High
                               American Leaders    Income Bond       Utility
                                    Fund II          Fund II         Fund II
                               ----------------- --------------- ---------------
                                                   Period from     Period from
                                  Period from    May 11, 1999 to July 8, 1999 to
                               April 23, 1999 to  December 31,    December 31,
                               December 31, 1999      1999            1999
                               ----------------- --------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends..................             --             --              --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses
  (note 3)...................           1,030            792           1,059
                                 ------------       --------        --------
Net investment income
 (expense)...................          (1,030)          (792)         (1,059)
                                 ------------       --------        --------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....          (2,562)          (137)           (314)
 Unrealized appreciation
  (depreciation).............           3,572          1,251             356
 Capital gain distribution...             --             --              --
                                 ------------       --------        --------
Net realized and unrealized
 gain (loss) on investments..           1,010          1,114              42
                                 ------------       --------        --------
Increase (decrease) in net
 assets from operations......             (20)           322          (1,017)
                                 ============       ========        ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Janus Aspen Series
                         ---------------------------------------------------------------------------------------------
                                                                                 Worldwide        Flexible
                             Balanced      Aggressive Growth     Growth           Growth           Income
                             Portfolio         Portfolio        Portfolio        Portfolio        Portfolio
                         ----------------- ----------------- --------------- ----------------- ---------------
                                                               Period from                       Period from
                            Period from       Period from    May 11, 1999 to    Period from    May 21, 1999 to
                         April 12, 1999 to April 23, 1999 to  December 31,   April 23, 1999 to  December 31,
                         December 31, 1999 December 31, 1999      1999       December 31, 1999      1999
                         ----------------- ----------------- --------------- ----------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends.............   $     28,510              601           1,154               120            3,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....          8,582            8,601           3,526             3,896              428
                           ------------        ---------        --------        ---------        ---------
Net investment income
 (expense)..............         19,928           (8,000)         (2,372)           (3,776)           2,773
                           ------------        ---------        --------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         33,494          130,943          21,250            26,067               70
 Unrealized appreciation
  (depreciation)........        207,622          881,865         159,025           310,611           (2,145)
Capital gain
 distribution...........            --             1,024             193               --                98
                           ------------        ---------        --------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments.........        241,116        1,013,832         180,468           336,678           (1,977)
                           ------------        ---------        --------        ---------        ---------
Increase (decrease) in
 net assets from
 operations.............   $    261,044        1,005,832         178,096           332,902              796
                           ============        =========        ========        =========        =========

                          Janus Aspen Series (continued)         Alger American Fund
                         --------------------------------- --------------------------------
                          International       Capital          Small
                             Growth        Appreciation    Capitalization      Growth
                            Portfolio        Portfolio       Portfolio        Portfolio
                         --------------- ----------------- -------------- -----------------
                           Period from                      Period from
                         May 26, 1999 to    Period from    May 6, 1999 to    Period from
                          December 31,   April 29, 1999 to  December 31,  April 29, 1999 to
                              1999       December 31, 1999      1999      December 31, 1999
                         --------------- ----------------- -------------- -----------------
Investment income:
 Income -- Ordinary
  Dividends.............            72              517             --                23
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....           903            9,883           1,488            3,169
                          -----------      -----------      -----------     ------------
Net investment income
 (expense)..............          (831)          (9,366)         (1,488)          (3,146)
                          -----------      -----------      -----------     ------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        14,943           48,923          14,121           (1,623)
 Unrealized appreciation
  (depreciation)........        82,593          686,260          75,993          102,963
Capital gain
 distribution...........           --             5,942             124            2,305
                          -----------      -----------      -----------     ------------
Net realized and
 unrealized gain (loss)
 on investments.........        97,536          741,125          90,238          103,645
                          -----------      -----------      -----------     ------------
Increase (decrease) in
 net assets from
 operations.............        96,705          731,759          88,750          100,499
                          ===========      ===========      ===========     ============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 PBHG Insurance Series             Goldman Sachs Variable
                                      Fund, Inc.                       Insurance Trust
                         ------------------------------------- -------------------------------
                                 PBHG
                               Large Cap                         Growth and        Mid Cap
                                Growth         PBHG Growth II      Income           Value
                               Portfolio          Portfolio         Fund            Fund
                         --------------------- --------------- --------------- ---------------
                              Period from        Period from     Period from     Period from
                         September 21, 1999 to July 2, 1999 to May 14, 1999 to May 14, 1999 to
                             December 31,       December 31,    December 31,    December 31,
                                 1999               1999            1999            1999
                         --------------------- --------------- --------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends.............        $   --                --              657            2,047
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....            127               481             321            1,071
                                -------            ------           -----          -------
Net investment income
 (expense)..............           (127)             (481)            336              976
                                -------            ------           -----          -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          1,640               139            (951)          (5,954)
 Unrealized appreciation
  (depreciation)........         15,224            45,866           2,324          (13,066)
 Capital gain
  distribution..........            --                --              --               --
                                -------            ------           -----          -------
Net realized and
 unrealized gain (loss)
 on investments.........         16,864            46,005           1,373          (19,020)
                                -------            ------           -----          -------
Increase (decrease) in
 net assets from
 operations.............        $16,737            45,524           1,709          (18,044)
                                =======            ======           =====          =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                       Statement of Changes in Net Assets


                                                     GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------
                            S&P 500           Money            Total        International
                             Index           Market           Return            Equity         Real Estate
                              Fund            Fund             Fund              Fund        Securities Fund
                         -------------- ----------------- --------------- ------------------ ---------------
                          Period from                       Period from                        Period from
                         May 6, 1999 to    Period from    May 26, 1999 to    Period from     July 9, 1999 to
                          December 31,  April 29, 1999 to  December 31,   August 26, 1999 to  December 31,
                              1999      December 31, 1999      1999       December 31, 1999       1999
                         -------------- ----------------- --------------- ------------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............    $    6,930           6,992          1,503                (3)              89
 Net realized gain
  (loss)...............        11,914             --              61               292               (1)
 Unrealized apprecia-
  tion (depreciation)
  on investments.......       130,724             --             399             1,782             (243)
 Capital gain distribu-
  tion.................        20,428             --           2,092             1,639                5
                           ----------       ---------         ------            ------            -----
   Increase (decrease)
    in net assets from
    operations.........       169,996           6,992          4,055             3,710             (150)
                           ----------       ---------         ------            ------            -----
From capital transac-
 tions:
 Net premiums..........     1,916,894       1,884,687         78,294            23,207            2,000
 Transfer (to) from the
  general account of GE
  Capital Life:
  Surrenders...........        (4,344)           (207)          (208)              --               --
  Transfer gains (loss)
   and transfer fees
   (note 3)............           236           1,697            (92)               61                1
 Transfers (to) from
  the Guarantee Ac-
  count................       106,565         (51,805)         5,388               --               --
 Interfund transfers...         6,440        (137,227)         1,017               --               --
                           ----------       ---------         ------            ------            -----
   Increase (decrease)
    in net assets from
    capital
    transactions.......     2,025,791       1,697,145         84,399            23,268            2,001
                           ----------       ---------         ------            ------            -----
Increase (decrease) in
 net assets............     2,195,787       1,704,137         88,454            26,978            1,851
Net assets at beginning
 of period.............           --              --             --                --               --
                           ----------       ---------         ------            ------            -----
Net assets at end of
 year..................    $2,195,787       1,704,137         88,454            26,978            1,851
                           ==========       =========         ======            ======            =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                     GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------------
                             Global           Value                           U.S.
                             Income          Equity          Income          Equity
                              Fund            Fund            Fund            Fund
                         --------------- --------------- --------------- ---------------
                           Period from     Period from     Period from     Period from
                         May 14, 1999 to May 14, 1999 to May 14, 1999 to June 2, 1999 to
                          December 31,    December 31,    December 31,    December 31,
                              1999            1999            1999            1999
                         --------------- --------------- --------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............      $   556             398           7,419              67
 Net realized gain
  (loss)...............         (573)            299          (1,204)         (2,044)
 Unrealized apprecia-
  tion (depreciation)
  on investments.......       (1,054)            637          (6,432)          5,225
 Capital gain distribu-
  tion.................           68             --              257          15,120
                             -------         -------         -------         -------
   Increase (decrease)
    in net assets from
    operations.........       (1,003)          1,334              40          18,368
                             -------         -------         -------         -------
From capital transac-
 tions:
 Net premiums..........       64,472         130,953         155,833         207,811
 Transfer (to) from the
  general account of GE
  Capital Life:
  Surrenders...........         (204)            --              --           (1,558)
  Transfer gains (loss)
   and transfer fees
   (note 3)............          (65)             15              64             423
 Transfers (to) from
  the Guarantee Ac-
  count................          --              --           17,167          (3,965)
 Interfund transfers...          --          (13,084)        (12,000)        107,802
                             -------         -------         -------         -------
   Increase (decrease)
    in net assets from
    capital
    transactions.......       64,203         117,884         161,064         310,513
                             -------         -------         -------         -------
Increase (decrease) in
 net assets............       63,200         119,218         161,104         328,881
Net assets at beginning
 of period.............          --              --              --              --
                             -------         -------         -------         -------
Net assets at end of
 year..................      $63,200         119,218         161,104         328,881
                             =======         =======         =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                         Variable Insurance Products Fund
                                  ----------------------------------------------
                                      Equity-
                                      Income          Growth        Overseas
                                     Portfolio      Portfolio       Portfolio
                                  --------------- -------------- ---------------
                                    Period from    Period from     Period from
                                  May 13, 1999 to May 6, 1999 to May 14, 1999 to
                                   December 31,    December 31,   December 31,
                                       1999            1999           1999
                                  --------------- -------------- ---------------
Increase (decrease) in net as-
 sets
From operations:
 Net investment income (ex-
  pense)........................     $ (1,725)        (2,299)           (737)
 Net realized gain (loss).......       (2,045)         1,438             872
 Unrealized appreciation (depre-
  ciation) on investments.......       (1,822)        99,641          29,565
 Capital gain distribution......          828            --              --
                                     --------        -------         -------
   Increase (decrease) in net
    assets from operations......       (4,764)        98,780          29,700
                                     --------        -------         -------
From capital transactions:
 Net premiums...................      514,343        576,159         106,047
 Transfer (to) from the general
  account of GE Capital Life:
  Surrenders....................       (8,408)        (5,067)            --
  Transfer gains (loss) and
   transfer fees (note 3).......       (1,528)         1,736            (111)
 Transfers (to) from the Guaran-
  tee Account...................        8,767         15,479             --
 Interfund transfers............        1,314         19,310             --
                                     --------        -------         -------
   Increase (decrease) in net
    assets from capital transac-
    tions.......................      514,488        607,617         105,936
                                     --------        -------         -------
Increase (decrease) in net as-
 sets...........................      509,724        706,397         135,636
Net assets at beginning of peri-
 od.............................          --             --              --
                                     --------        -------         -------
Net assets at end of year.......     $509,724        706,397         135,636
                                     ========        =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Variable Insurance              Variable Insurance
                                Products Fund II                Products Fund III
                         ------------------------------ ---------------------------------
                                                                              Growth
                          Asset Manager    Contrafund    Growth & Income   Opportunities
                            Portfolio      Portfolio        Portfolio        Portfolio
                         --------------- -------------- ----------------- ---------------
                           Period from    Period from                       Period from
                         June 7, 1999 to May 6, 1999 to    Period from    May 11, 1999 to
                          December 31,    December 31,  April 12, 1999 to  December 31,
                              1999            1999      December 31, 1999      1999
                         --------------- -------------- ----------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............     $   (545)         (4,439)           (795)          (2,161)
 Net realized gain
  (loss)...............          358          22,338             649           (1,607)
 Unrealized apprecia-
  tion (depreciation)
  on investments.......        6,464         114,054           6,182           15,807
 Capital gain distribu-
  tion.................          --              --              --               --
                            --------       ---------         -------          -------
   Increase (decrease)
    in net assets from
    operations.........        6,277         131,953           6,036           12,039
                            --------       ---------         -------          -------
From capital transac-
 tions:
 Net premiums..........      114,263       1,104,259         162,340          481,850
 Transfer (to) from the
  general account of GE
  Capital Life:
  Surrenders...........          --          (11,919)         (7,583)          (4,423)
  Transfer gains (loss)
   and transfer fees
   (note 3)............           15             220            (143)          (4,683)
 Transfers (to) from
  the Guarantee Ac-
  count................          --           35,713          13,141            6,866
 Interfund transfers...          --           32,493         (21,570)         (19,575)
                            --------       ---------         -------          -------
   Increase (decrease)
    in net assets from
    capital transac-
    tions..............      114,278       1,160,766         146,185          460,035
                            --------       ---------         -------          -------
Increase (decrease) in
 net assets............      120,555       1,292,719         152,221          472,074
Net assets at beginning
 of period.............          --              --              --               --
                            --------       ---------         -------          -------
Net assets at end of
 year..................     $120,555       1,292,719         152,221          472,074
                            ========       =========         =======          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               Oppenheimer Variable Account Funds
                         -------------------------------------------------------------------------------
                                                                            Capital         Multiple
                              High                        Aggressive     Appreciation      Strategies
                         Income Fund/VA   Bond Fund/VA  Growth Fund/VA      Fund/VA          Fund/VA
                         --------------- -------------- -------------- ----------------- ---------------
                           Period from    Period from    Period from                       Period from
                         May 21, 1999 to May 6, 1999 to May 5, 1999 to    Period from    May 14, 1999 to
                          December 31,    December 31,   December 31,  April 23, 1999 to  December 31,
                              1999            1999           1999      December 31, 1999      1999
                         --------------- -------------- -------------- ----------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............     $   (698)        (1,470)          (513)            (477)           (220)
 Net realized gain
  (loss)...............        1,328            183          7,258              265             281
 Unrealized apprecia-
  tion (depreciation)
  on investments.......        1,216          1,010         39,274           18,271           2,132
 Capital gain distribu-
  tion.................          --             --             --               --              --
                            --------        -------        -------          -------          ------
   Increase (decrease)
    in net assets from
    operations.........        1,846           (277)        46,019           18,059           2,193
                            --------        -------        -------          -------          ------
From capital transac-
 tions:
 Net premiums..........      155,654        397,881        113,307           82,368          48,280
 Transfer (to) from the
  general account of GE
  Capital Life:
  Surrenders...........         (204)          (204)           --               --           (1,047)
  Transfer gains (loss)
   and transfer fees
   (note 3)............          (15)           142          1,053             (390)             59
 Transfers (to) from
  the Guarantee
  Account..............        7,348         25,543          2,988              208           1,488
 Interfund transfers...       12,305          5,185        (14,376)             --              --
                            --------        -------        -------          -------          ------
   Increase (decrease)
    in net assets from
    capital transac-
    tions..............      175,088        428,547        102,972           82,186          48,780
                            --------        -------        -------          -------          ------
Increase (decrease) in
 net assets............      176,934        428,270        148,991          100,245          50,973
Net assets at beginning
 of period.............          --             --             --               --              --
                            --------        -------        -------          -------          ------
Net assets at end of
 year..................     $176,934        428,270        148,991          100,245          50,973
                            ========        =======        =======          =======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                         Federated Insurance Series
                              -------------------------------------------------
                                                     High
                              American Leaders    Income Bond
                                   Fund II          Fund II     Utility Fund II
                              ----------------- --------------- ---------------
                                                  Period from     Period from
                                 Period from    May 11, 1999 to July 8, 1999 to
                              April 23, 1999 to  December 31,    December 31,
                              December 31, 1999      1999            1999
                              ----------------- --------------- ---------------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense).....................     $ (1,030)            (792)         (1,059)
 Net realized gain (loss)....       (2,562)            (137)           (314)
 Unrealized appreciation (de-
  preciation) on invest-
  ments......................        3,572            1,251             356
 Capital gain distribution...          --               --              --
                                  --------          -------         -------
   Increase (decrease) in net
    assets from operations...          (20)             322          (1,017)
                                  --------          -------         -------
From capital transactions:
 Net premiums................      203,647          190,800         236,827
 Transfer (to) from the gen-
  eral account of GE Capital
  Life:
  Surrenders.................          --               --              --
  Transfer gains (loss) and
   transfer fees (note 3)....          (97)             (67)            586
 Transfers (to) from the
  Guarantee Account..........        2,977            4,096           4,773
 Interfund transfers.........       19,610              --              --
                                  --------          -------         -------
   Increase (decrease) in net
    assets from capital
    transactions.............      226,137          194,829         242,186
                                  --------          -------         -------
Increase (decrease) in net
 assets......................      226,117          195,151         241,169
Net assets at beginning of
 period......................          --               --              --
                                  --------          -------         -------
Net assets at end of year....     $226,117          195,151         241,169
                                  ========          =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                      Janus Aspen Series
                    -----------------------------------------------------------------------------------------------------
                                                                                             Flexible      International
                        Balanced      Aggressive Growth     Growth      Worldwide Growth      Income          Growth
                        Portfolio         Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                    ----------------- ----------------- --------------- ----------------- --------------- ---------------
                                                          Period from                       Period from     Period from
                       Period from       Period from    May 11, 1999 to    Period from    May 21, 1999 to May 26, 1999 to
                    April 12, 1999 to April 23, 1999 to  December 31,   April 23, 1999 to  December 31,    December 31,
                    December 31, 1999 December 31, 1999      1999       December 31, 1999      1999            1999
                    ----------------- ----------------- --------------- ----------------- --------------- ---------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   19,928            (8,000)          (2,372)          (3,776)         2,773             (831)
 Net realized gain
  (loss)..........         33,494           130,943           21,250           26,067             70           14,943
 Unrealized
  appreciation
  (depreciation)
  on investments..        207,622           881,865          159,025          310,611         (2,145)          82,593
 Capital gain
  distribution....            --              1,024              193              --              98              --
                       ----------         ---------        ---------        ---------         ------          -------
  Increase
   (decrease) in
   net assets from
   operations.....        261,044         1,005,832          178,096          332,902            796           96,705
                       ----------         ---------        ---------        ---------         ------          -------
From capital
 transactions:
 Net premiums.....      2,220,553         2,262,136        1,009,031        1,233,902         64,850          219,408
 Transfer (to)
  from the general
  account of GE
  Capital Life:
 Surrenders.......        (14,752)           (6,944)            (228)          (2,435)          (205)            (248)
 Transfer gains
  (loss) and
  transfer fees
  (note 3)........           (272)           (1,889)           2,240              (19)             6              (18)
 Transfers (to)
  from the
  guarantee
  account.........        131,476             7,412           31,422           16,024          4,773              --
 Interfund
  transfers.......          6,877          (158,267)          72,918           43,042            --             7,774
                       ----------         ---------        ---------        ---------         ------          -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      2,343,882         2,102,448        1,115,383        1,290,514         69,424          226,916
                       ----------         ---------        ---------        ---------         ------          -------
Increase
 (decrease) in net
 assets...........      2,604,926         3,108,280        1,293,479        1,623,416         70,220          323,621
Net assets at
 beginning of
 period...........            --                --               --               --             --               --
                       ----------         ---------        ---------        ---------         ------          -------
Net assets at end
 of year..........     $2,604,926         3,108,280        1,293,479        1,623,416         70,220          323,621
                       ==========         =========        =========        =========         ======          =======
                         Capital
                      Appreciation
                        Portfolio
                    -----------------
                       Period from
                    April 29, 1999 to
                    December 31, 1999
                    -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (9,366)
 Net realized gain
  (loss)..........         48,923
 Unrealized
  appreciation
  (depreciation)
  on investments..        686,260
 Capital gain
  distribution....          5,942
                    -----------------
  Increase
   (decrease) in
   net assets from
   operations.....        731,759
                    -----------------
From capital
 transactions:
 Net premiums.....      2,582,488
 Transfer (to)
  from the general
  account of GE
  Capital Life:
 Surrenders.......        (37,429)
 Transfer gains
  (loss) and
  transfer fees
  (note 3)........         (2,697)
 Transfers (to)
  from the
  guarantee
  account.........         43,093
 Interfund
  transfers.......         71,513
                    -----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      2,656,968
                    -----------------
Increase
 (decrease) in net
 assets...........      3,388,727
Net assets at
 beginning of
 period...........            --
                    -----------------
Net assets at end
 of year..........      3,388,727
                    =================

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              PBHG Insurance Series             Goldman Sachs Variable
                           Alger American Fund                     Fund, Inc.                       Insurance Trust
                     -------------------------------- ------------------------------------- -------------------------------
                                                              PBHG
                         Small                              Large Cap                                           Mid Cap
                     Capitalization                          Growth         PBHG Growth II    Growth and         Value
                       Portfolio    Growth Portfolio        Portfolio          Portfolio      Income Fund        Fund
                     -------------- ----------------- --------------------- --------------- --------------- ---------------
                      Period from                                             Period from     Period from     Period from
                     May 6, 1999 to    Period from         Period from      July 2, 1999 to May 14, 1999 to May 14, 1999 to
                      December 31,  April 29, 1999 to September 21, 1999 to  December 31,    December 31,    December 31,
                          1999      December 31, 1999   December 31, 1999        1999            1999            1999
                     -------------- ----------------- --------------------- --------------- --------------- ---------------
Increase (decrease)
 in net assets
From operations:
 Net investment
  income
  (expense)........     $ (1,488)         (3,146)         $       (127)            (481)             336            976
 Net realized gain
  (loss)...........       14,121          (1,623)                1,640              139             (951)        (5,954)
 Unrealized
  appreciation
  (depreciation) on
  investments......       75,993         102,963                15,224           45,866            2,324        (13,066)
 Capital gain
  distribution.....          124           2,305                   --               --               --             --
                        --------        --------          ------------         --------       ---------        --------
  Increase
   (decrease) in
   net assets from
   operations......       88,750         100,499                16,737           45,524            1,709        (18,044)
                        --------        --------          ------------         --------       ---------        --------
From capital
 transactions:
 Net premiums......      342,557         596,768                38,573           81,571           64,621        278,409
 Transfer (to) from
  the general
  account of
  GE Capital Life:
 Death Benefits....          --              --                    --               --               --             --
 Surrenders........       (2,574)        (25,065)                  --               --               --             --
 Transfer gains
  (loss) and
  transfer fees
  (note 3).........         (510)           (564)                   19              (12)             265            680
 Transfers (to)
  from the
  guarantee
  account..........          900           2,000                 5,673              100            1,488         15,173
 Interfund
  transfers........      (45,000)         18,593                 1,017           13,084           (7,962)       (11,233)
                        --------        --------          ------------         --------       ---------        --------
  Increase
   (decrease) in
   net assets from
   capital
   transactions....      295,373         591,732                45,282           94,743           58,412        283,029
                        --------        --------          ------------         --------       ---------        --------
Increase (decrease)
 in net assets.....      384,123         692,231                62,019          140,267           60,121        264,985
Net assets at
 beginning of
 period............          --              --                    --               --               --             --
                        --------        --------          ------------         --------       ---------        --------
Net assets at end
 of year...........     $384,123         692,231          $     62,019          140,267           60,121        264,985
                        ========        ========          ============         ========       =========        ========

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) and is incorporated in New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary by General Electric Capital Assurance Company. General Electric Capital Assurance Company is an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  There are currently 37 investment subdivisions available in the Account as listed in the statements of assets and liabilities. All designated portfolios included in the Account are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the period ended December 31, 1999 were:

                                                        Cost of    Proceeds
                                                         Shares      from
Fund/Portfolio                                          Acquired  Shares Sold
--------------                                         ---------- -----------
GE Investment Funds, Inc.:
 S&P 500 Index Fund................................... $2,492,470    438,210
 Money Market Fund....................................  3,264,197  1,561,038
 Total Return Fund....................................    114,985     26,944
 International Equity Fund............................     33,084      8,166
 Real Estate Securities Fund..........................      2,107         11
 Global Income Fund...................................     87,076     22,175
 Value Equity Fund....................................    144,725     26,377
 Income Fund..........................................    198,503     29,676
 U.S. Equity Fund.....................................    486,289    160,418
Oppenheimer Variable Account Funds:
 Bond Fund/VA.........................................    506,950     79,665
 Aggressive Growth Fund/VA............................    142,943     40,408
 Capital Appreciation Fund/VA.........................     87,405      5,644
 High Income Fund/VA..................................    214,401     39,915
 Multiple Strategies Fund/VA..........................     74,970     26,382
Variable Insurance Products Fund:
 Equity-Income Portfolio..............................    594,362     80,514
 Growth Portfolio.....................................    722,654    116,970
 Overseas Portfolio...................................    110,342      5,071
Variable Insurance Products Fund II:
 Asset Manager Portfolio..............................    120,654      6,863
 Contrafund Portfolio.................................  1,536,802    379,823

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                         Cost of   Proceeds
                                                         Shares      from
Fund/Portfolio                                          Acquired  Shares Sold
--------------                                          --------- -----------
Variable Insurance Products Fund III:
 Growth & Income Portfolio............................. $ 195,927    50,455
 Growth Opportunities Portfolio........................   581,671   123,529
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund................................   100,860    42,078
 Mid Cap Value Fund....................................   347,874    63,722
Janus Aspen Series:
 Aggressive Growth Portfolio........................... 2,758,145   658,214
 Growth Portfolio...................................... 1,391,386   277,525
 Worldwide Growth Portfolio............................ 1,495,571   205,352
 Balanced Portfolio.................................... 2,879,110   511,374
 Flexible Income Portfolio.............................    78,383     6,050
 International Growth Portfolio........................   308,118    81,877
 Capital Appreciation Portfolio........................ 3,113,347   455,354
Federated Insurance Series:
 Utility Fund II.......................................   280,273    39,015
 High Income Bond Fund II..............................   204,066     9,924
 American Leaders Fund II..............................   286,013    60,786
Alger American Fund:
 Small Capitalization Portfolio........................   390,194    95,986
 Growth Portfolio......................................   718,126   126,864
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.......................    51,508     6,322
 PBHG Growth II Portfolio..............................    95,342     1,007

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the period ended December 31, 1999 are as follows:

                                                   GE Investments Funds, Inc.
                          ----------------------------------------------------------------------------------
                          S&P 500   Money   Total   International Real Estate Global  Value            U.S.
                           Index   Market   Return     Equity     Securities  Income  Equity  Income  Equity
                           Fund     Fund     Fund       Fund         Fund      Fund    Fund    Fund    Fund
                          -------  -------  ------  ------------- ----------- ------  ------  ------  ------
Units outstanding at
 December 31, 1998......      --       --     --           --          --        --      --      --      --
                          -------  -------  -----      -------      ------    ------  ------  ------  ------
From capital
 transactions:
 Net premiums...........  163,108  180,071  7,072        2,208         209     6,443  11,804  15,562  17,576
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (370)     (20)   (19)         --          --        (20)    --      --     (132)
 Transfers (to) from the
  Guarantee Account.....    9,068   (4,950)   487          --          --        --      --    1,714    (335)
 Interfund transfers....      548  (13,111)    92          --          --        --   (1,179) (1,198)  9,118
                          -------  -------  -----      -------      ------    ------  ------  ------  ------
Net increase (decrease)
 in units from capital
 transactions...........  172,354  161,990  7,632        2,208         209     6,423  10,625  16,078  26,227
                          -------  -------  -----      -------      ------    ------  ------  ------  ------
Units outstanding at
 December 31, 1999......  172,354  161,990  7,632        2,208         209     6,423  10,625  16,078  26,227
                          =======  =======  =====      =======      ======    ======  ======  ======  ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity-                        Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......      --        --        --        --         --        --          --
                           ------    ------    ------    ------     ------    ------      ------
From capital
 transactions:
 Net premiums...........   47,976    44,397    10,084    10,584     92,901    14,434      43,432
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (784)     (390)      --        --      (1,003)     (674)       (399)
 Transfers (to) from the
  Guarantee Account.....      818     1,193       --        --       3,005     1,168         619
 Interfund transfers....      123     1,488       --        --       2,734    (1,918)     (1,764)
                           ------    ------    ------    ------     ------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   48,133    46,688    10,084    10,584     97,637    13,010      41,888
                           ------    ------    ------    ------     ------    ------      ------
Units outstanding at
 December 31, 1999......   48,133    46,688    10,084    10,584     97,637    13,010      41,888
                           ======    ======    ======    ======     ======    ======      ======

                                  Oppenheimer Variable Account Funds            Federated Insurance Series
                          ---------------------------------------------------- ----------------------------
                           High             Aggressive   Capital     Multiple  American    High
                          Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------  -------  ---------- ------------ ---------- -------- ----------- -------
Units outstanding at
 December 31, 1998......     --       --         --         --          --         --        --        --
                          ------   ------     ------      -----       -----     ------    ------    ------
From capital
 transactions:
 Net premiums...........  16,215   40,178      9,290      6,840       4,613     18,504    19,575    21,569
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (21)     (21)       --         --         (100)       --        --        --
 Transfers (to) from the
  Guarantee Account.....     765    2,579        245         17         142        270       420       435
 Interfund transfers....   1,282      524     (1,179)       --          --       1,782       --        --
                          ------   ------     ------      -----       -----     ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  18,241   43,260      8,356      6,857       4,655     20,556    19,995    22,004
                          ------   ------     ------      -----       -----     ------    ------    ------
Units outstanding at
 December 31, 1999......  18,241   43,260      8,356      6,857       4,655     20,556    19,995    22,004
                          ======   ======     ======      =====       =====     ======    ======    ======

                                                Janus Aspen Series                                 Alger American Fund
                   ----------------------------------------------------------------------------- ------------------------
                             Aggressive           Worldwide Flexible  International   Capital        Small
                   Balanced    Growth    Growth    Growth    Income      Growth     Appreciation Capitalization  Growth
                   Portfolio Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                   --------- ---------- --------- --------- --------- ------------- ------------ -------------- ---------
Units outstanding
 at December 31,
 1998............       --        --        --         --       --          --            --            --          --
                    -------   -------    ------    -------    -----      ------       -------        ------      ------
From capital
 transactions:
 Net premiums....   176,382   130,319    73,975     96,528    6,400      18,725       174,188        30,419      47,771
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Surrenders......    (1,172)     (400)      (17)      (190)     (20)        (21)       (2,525)         (229)     (2,006)
 Transfers (to)
  from the
  Guarantee
  Account........    10,443       427     2,304      1,254      471         --          2,907            80         160
 Interfund
  transfers......       546    (9,118)    5,346      3,367      --          663         4,823        (3,996)      1,488
                    -------   -------    ------    -------    -----      ------       -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions....   186,199   121,228    81,608    100,959    6,851      19,367       179,393        26,274      47,413
                    -------   -------    ------    -------    -----      ------       -------        ------      ------
Units outstanding
 at December 31,
 1999............   186,199   121,228    81,608    100,959    6,851      19,367       179,393        26,274      47,413
                    =======   =======    ======    =======    =====      ======       =======        ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                               Goldman Sachs
                                           PBHG Insurance    Variable Insurance
                                         Series Fund, Inc.         Trust
                                        -------------------- ------------------
                                        PBHG Large   PBHG    Growth and Mid Cap
                                        Cap Growth Growth II   Income    Value
                                        Portfolio  Portfolio    Fund     Fund
                                        ---------- --------- ---------- -------
Units outstanding at December 31,
 1998.................................      --         --        --        --
                                          -----      -----     -----    ------
From capital transactions:
 Net premiums.........................    3,049      6,071     6,743    27,796
 Transfers (to) from the general
  account of GE Capital Life:
 Surrenders...........................      --         --        --        --
 Transfers (to) from the Guarantee
  Account.............................      448          7       155     1,515
 Interfund transfers..................       80        974      (831)   (1,121)
                                          -----      -----     -----    ------
Net increase (decrease) in units from
 capital transactions.................    3,577      7,052     6,067    28,190
                                          -----      -----     -----    ------
Units outstanding at December 31,
 1999.................................    3,577      7,052     6,067    28,190
                                          =====      =====     =====    ======

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  The premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity products. If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for every year thereafter.

  GE Capital Life will deduct a charge of $25 plus .15% per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account 1.25% for the mortality and expense (M&E) risk that GE Capital Life assumes. The administrative expenses as well as the M&E charges are deducted daily and reflect the effective annual rates.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, .60% for the Global Income Fund,
 .55% for the U.S. Equity Fund, .65% for the Value Equity Fund, .85% for the Real Estate Securities Fund, and 1.00% for the International Equity Fund.

  Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

               GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report


The Board of Directors
GE Capital Life Assurance Company of New York:

  We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 1999 and 1998, and the related statements of income, shareholder's interest, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with generally accepted accouting principles.

                                 /s/ KPMG LLP

Richmond, Virginia
January 21, 2000

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                            ------------------
                                                              1999      1998
                                                            --------  --------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value (amor-
  tized cost of $1,667.2 in 1999 and $1,506.8 in 1998)..... $1,588.9  $1,530.6
 Mortgage loans (net of valuation allowance of $1.3 in 1999
  and $0.9 in 1998)........................................    265.3     190.7
 Policy loans..............................................      1.4       1.4
 Short-term investments....................................      2.5      13.4
                                                            --------  --------
  Total investments........................................  1,858.1   1,736.1
                                                            --------  --------
Cash.......................................................      1.8       1.4
Accrued investment income..................................     37.1      30.6
Deferred acquisition costs.................................     94.8      49.4
Intangible assets..........................................     63.6      50.5
Deferred income tax asset..................................     24.8       0.5
Other assets...............................................     22.5      12.5
Separate account assets....................................     19.2       --
                                                            --------  --------
  Total assets............................................. $2,121.9  $1,881.0
                                                            ========  ========
Liabilities and Shareholder's Interest
Liabilities:
 Future annuity and contract benefits...................... $1,737.0  $1,510.0
 Unearned premiums.........................................     15.2      12.7
 Liability for policy and contract claims..................     19.1      10.6
 Other policyholder liabilities............................     44.0      25.8
 Accounts payable and accrued expenses.....................     61.8      58.3
 Separate account liabilities..............................     19.2       --
                                                            --------  --------
  Total liabilities........................................  1,896.3   1,617.4
                                                            --------  --------
Shareholder's interest:
 Net unrealized investment gains (losses)..................    (32.5)      7.1
                                                            --------  --------
 Accumulated non-owner changes in equity...................    (32.5)      7.1
 Common stock ($1,000 par value, 2,000 shares authorized,
  issued and outstanding)..................................      2.0       2.0
 Additional paid-in capital................................    259.4     259.4
 Accumulated deficit.......................................     (3.3)     (4.9)
                                                            --------  --------
  Total shareholder's interest.............................    225.6     263.6
                                                            --------  --------
  Total liabilities and shareholder's interest............. $2,121.9  $1,881.0
                                                            ========  ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                              STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                         Years ended December
                                                                 31,
                                                         ----------------------
                                                          1999    1998    1997
                                                         ------  ------  ------
Revenues:
 Net investment income.................................. $126.0  $115.9  $111.6
 Net realized investment gains..........................    0.3     2.5     2.2
 Premiums...............................................   79.1    83.3    46.9
 Other income...........................................    3.4     3.0     3.7
                                                         ------  ------  ------
  Total revenues........................................  208.8   204.7   164.4
                                                         ------  ------  ------
Benefits and expenses:
 Interest credited......................................   69.3    69.3    71.7
 Benefits and other changes in policy reserves..........   78.4    78.7    42.5
 Commissions............................................   28.1    17.0    17.6
 General expenses.......................................   19.6     9.0    11.0
 Amortization of intangibles, net.......................    6.1     7.3     8.2
 Increase in deferred acquisition costs, net............  (23.3)   (9.8)  (15.6)
                                                         ------  ------  ------
  Total benefits and expenses...........................  178.2   171.5   135.4
                                                         ------  ------  ------
  Income before income taxes............................   30.6    33.2    29.0
Provision for income taxes..............................   12.5    13.7    11.5
                                                         ------  ------  ------
  Net income............................................ $ 18.1  $ 19.5  $ 17.5
                                                         ======  ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                      STATEMENTS OF SHAREHOLDER'S INTEREST
                  Years ended December 31, 1999, 1998 and 1997
                          (Dollar amounts in millions)

                                                   Accumulated
                                                    non-owner
                          Common stock  Additional   changes                   Total
                          -------------  paid-in   other than  Accumulated shareholder's
                          Shares Amount  capital    earnings     deficit     interest
                          ------ ------ ---------- ----------- ----------- -------------
Balances at January 1,
 1997...................  2,000   $2.0    259.4        (1.3)      (10.9)       249.2
Changes other than
 transactions with
 shareholder
 Net income.............    --     --       --          --         17.5         17.5
 Net unrealized gains on
  securities (a)........    --     --       --          8.6         --           8.6
                                                                               -----
 Total changes other
  than transactions with
  shareholder...........                                                        26.1
 Dividend...............    --     --       --          --        (15.0)       (15.0)
                          -----   ----    -----       -----       -----        -----
Balances at December 31,
 1997                     2,000    2.0    259.4         7.3        (8.4)       260.3
Changes other than
 transactions with
 shareholder
 Net income.............    --     --       --          --         19.5         19.5
 Net unrealized losses
  on securities (a).....    --     --       --         (0.2)        --          (0.2)
                                                                               -----
 Total changes other
  than transactions with
  shareholder...........                                                        19.3
 Dividend...............    --     --       --          --        (16.0)       (16.0)
                          -----   ----    -----       -----       -----        -----
Balances at December 31,
 1998...................  2,000    2.0    259.4         7.1        (4.9)       263.6
Changes other than
 transactions with
 shareholder
 Net income.............    --     --       --          --         18.1         18.1
 Net unrealized losses
  on securities (a).....    --     --       --        (39.6)        --         (39.6)
                                                                               -----
 Total changes other
  than transactions with
  shareholder...........                                                       (21.5)
 Dividend...............    --     --       --          --        (16.5)       (16.5)
                          -----   ----    -----       -----       -----        -----
Balances at December 31,
 1999...................  2,000   $2.0    259.4       (32.5)       (3.3)       225.6
                          =====   ====    =====       =====       =====        =====

-------
(a) Presented net of deferred taxes of $21.3 million, $0.1 million, and $(4.6) million in 1999, 1998 and 1997, respectively.

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS
                  Years ended December 31, 1999, 1998 and 1997
                          (Dollar amounts in millions)

                                                      1999     1998     1997
                                                     -------  -------  -------
Cash flows from operating activities:
 Net income......................................... $  18.1  $  19.5  $  17.5
                                                     -------  -------  -------
 Adjustments to reconcile net income to net cash
  provided by operating activities:
  Increase in future policy benefits................   117.6    128.5    106.1
  Net realized investment gains.....................    (0.3)    (2.5)    (2.2)
  Amortization of investment premiums and dis-
   counts...........................................    (0.7)     4.7      4.7
  Amortization of intangibles.......................     6.1      7.3      8.2
  Deferred income tax benefit.......................    (4.9)    (1.9)    (1.7)
  Change in certain assets and liabilities:
   Increase in:
    Accrued investment income.......................    (6.5)    (0.3)    (1.4)
    Deferred acquisition costs, net.................   (23.3)    (9.8)   (15.6)
    Other assets, net...............................    (8.8)    (2.8)    10.6
   Increase (decrease) in:
    Other policy related balances...................    20.8     (3.7)    22.8
    Policy and contract claims......................     7.2      --       --
    Accounts payable and accrued expenses...........     5.3     10.3    (19.6)
                                                     -------  -------  -------
     Total adjustments..............................   112.5    129.8    111.9
                                                     -------  -------  -------
     Net cash provided by operating activities......   130.6    149.3    129.4
                                                     -------  -------  -------
Cash flows from investing activities:
 Proceeds from sales and maturities of investments
  in fixed maturities and real estate...............   408.2    457.9    264.9
 Purchases of fixed maturities......................  (567.5)  (498.3)  (340.4)
 Mortgage and policy loan originations..............   (93.8)   (39.7)   (40.6)
 Mortgage and policy loan repayments................    19.0     22.1      9.2
                                                     -------  -------  -------
     Net cash used in investing activities..........  (234.1)   (58.0)  (106.9)
                                                     -------  -------  -------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   287.1    106.2    151.1
 Redemption and benefit payments on investment con-
  tracts............................................  (177.6)  (171.1)  (175.9)
 Dividends paid.....................................   (16.5)   (16.0)   (15.0)
                                                     -------  -------  -------
     Net cash provided by (used in) financing activ-
      ities.........................................    93.0    (80.9)   (39.8)
                                                     -------  -------  -------
     Net increase (decrease) in cash and cash equiv-
      alents........................................   (10.5)    10.4    (17.3)
 Cash and cash equivalents at beginning of year.....    14.8      4.4     21.7
                                                     -------  -------  -------
 Cash and cash equivalents at end of year........... $   4.3  $  14.8  $   4.4
                                                     =======  =======  =======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS
                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)

(1) Basis of Presentation and Summary of Significant Accounting Policies

  The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York (GECLA-NY or Company).

  GE Capital Life Assurance Company of New York is a wholly-owned subsidiary of General Electric Capital Assurance Company (GE Capital Assurance), which, in turn, is wholly-owned by GE Financial Assurance Holdings, Inc. (GE Financial Assurance). Prior to January 1, 1999, the Company was a majority owned subsidiary of GE Capital Assurance. The remaining minority interest was owned by Great Northern Insured Annuity Corporation (GNAIC), which was also a wholly-owned subsidiary of GE Capital Assurance. On January 1, 1999, GNAIC merged with and into its parent company, GE Capital Assurance.

 Basis of Presentation

  These financial statements have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 Products

  The Company markets and sells products in the State of New York through financial institutions and various agencies. The primary products of the Company are investment type deferred annuities, structured settlements, immediate annuities, variable annuities, and long-term care policies. During 1999, 1998, and 1997, 92%, 96%, and 77%, respectively, of product sales were distributed through five financial institutions, including one financial institution which accounted for 60%, 68%, and 55%, respectively, of total product sales.

 Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk are not reported as revenues but as liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 Cash Equivalents

  Certificates and other time deposits are classified as short-term investments on the balance sheets and considered cash equivalents in the Statements of Cash Flows.

 Investments

  The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) as available-for-sale. The fair value for fixed maturities is based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder's interest and, accordingly, have no effect on net income, but are shown as accumulated non-

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(1) Basis of Presentation and Summary of Significant Accounting Policies -- Continued

owner changes in equity. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

  Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

  Mortgage and policy loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts.

 Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts, such as commissions, direct advertising and printing, and certain support costs such as underwriting and policy issue expenses. Deferred acquisition costs capitalized are determined by actual costs and expenses incurred by product in the year of issue.

  For investment contracts, the amortization of deferred acquisition cost is based on the present value of the anticipated gross profits resulting from investments, interest credited, surrender charges, mortality and maintenance expenses. As actual gross profits vary from projected, the impact on amortization is included in net income. For insurance contracts, the acquisition costs are amortized in relation to the benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 Goodwill

  Goodwill is amortized over its estimated period of 25 years of benefit on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 Federal Income Taxes

  The Company is included with GE Capital Assurance in a life insurance consolidated federal income tax return. Deferred taxes are allocated by applying the asset and liability method of accounting for deferred income taxes to members of the group as if each member was a separate taxpayer. Intercompany balances are settled annually.

 Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies, except for reinsurance costs for universal life products. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset which is included in other assets on the balance sheet. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(1) Basis of Presentation and Summary of Significant Accounting Policies -- Continued

 Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liabilities for life insurance policies, accident and health, and deferred annuity contracts. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate. The liability for deferred annuity contracts is generally equal to the policyholder's current account value.

 Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

 Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

 Accounting Pronouncement Not Yet Adopted

  The Financial Accounting Standards Board (FASB) has issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (Statement 133), effective for the Company on January 1, 2001 (as amended by Statement of Financial Accounting Standards No. 137, Deferral of the Effective Date of Statement No. 133). Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheet at fair value, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Changes in the values of derivatives meeting these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of qualifying changes in fair value are to be recorded in equity pending recognition in earnings. Certain significant refinements and interpretations of Statement 133 are being deliberated by the FASB , and the effects on accounting for the Company's financial instruments will depend to some degree on the results of such deliberations. Management has not determined the total probable effects of adopting Statement 133, and does not believe that an estimate of such effects would be meaningful at this time.

(2) Investments

 General

  For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Fixed maturities..................................... $109.1  $101.1  $ 99.1
   Mortgage loans.......................................   17.8    15.4    13.6
                                                         ------  ------  ------
   Gross investment income..............................  126.9   116.5   112.7
   Investment expenses..................................   (0.9)   (0.6)   (1.1)
                                                         ------  ------  ------
   Net investment income................................ $126.0  $115.9  $111.6
                                                         ======  ======  ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(2) Investments -- Continued

  For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

                                                           1999    1998   1997
                                                          ------  ------  -----
   Sales proceeds........................................ $143.0  $153.4  $88.0
                                                          ------  ------  -----
   Gross realized investment:
    Gains................................................    1.1     3.2    2.6
    Losses...............................................   (0.8)   (0.7)  (0.4)
                                                          ------  ------  -----
   Net realized investment gains......................... $  0.3  $  2.5  $ 2.2
                                                          ======  ======  =====

  The additional proceeds from investments presented in the Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of shareholder's interest are summarized as follows:

                                                           December 31,
                                                       ----------------------
                                                        1999    1998    1997
                                                       ------  ------  ------
   Net unrealized gains (losses) on fixed maturities
    available-for-sale before adjustments............  $(78.3) $ 23.8  $ 22.0
   Adjustments to the present value of future profits
    and deferred acquisition costs...................    28.3   (12.9)  (10.8)
   Deferred income taxes.............................    17.5    (3.8)   (3.9)
                                                       ------  ------  ------
   Net unrealized gains (losses) on available-for-
    sale investment securities.......................  $(32.5) $  7.1  $  7.3
                                                       ======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities available-for-sale were as follows:

                                       Amortized Unrealized Unrealized   Fair
   1999                                  Cost      Gains      Losses    Value
   ----                                --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency........ $   50.0    $ --       $ (9.8)  $   40.2
    Non U.S. government...............      5.1      --         (0.1)       5.0
    Non U.S. corporate................    119.9      0.2        (5.4)     114.7
    U.S. corporate....................    940.6      2.3       (57.4)     885.5
    Mortgage backed...................    221.0      2.2        (3.5)     219.7
    Asset backed......................    330.6      0.3        (7.1)     323.8
                                       --------    -----      ------   --------
   Total fixed maturities............. $1,667.2    $ 5.0      $(83.3)  $1,588.9
                                       ========    =====      ======   ========

                                       Amortized Unrealized Unrealized   Fair
   1998                                  Cost      Gains      Losses    Value
   ----                                --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency........ $    8.0    $ 0.1      $  --    $    8.1
    Non U.S. government...............      5.2      0.3         --         5.5
    Non U.S. corporate................     63.7      1.8        (2.2)      63.3
    U.S. corporate....................  1,000.2     22.5        (7.7)   1,015.0
    Mortgage backed...................    429.7     10.3        (1.3)     438.7
                                       --------    -----      ------   --------
   Total fixed maturities............. $1,506.8    $35.0      $(11.2)  $1,530.6
                                       ========    =====      ======   ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(2) Investments -- Continued

  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 1999 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $   72.5  $   71.5
   Due after one year through five years....................    397.9     386.8
   Due after five years through ten years...................    229.3     219.3
   Due after ten years......................................    415.9     367.8
                                                             --------  --------
     Subtotals..............................................  1,115.6   1,045.4
   Mortgage backed securities...............................    221.0     219.7
   Asset backed securities..................................    330.6     323.8
                                                             --------  --------
     Totals................................................. $1,667.2  $1,588.9
                                                             ========  ========

  At December 31, 1999, $79.4 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 and $0.4 at December 31, 1999 and 1998, respectively.

  At December 31, 1999, approximately 23.8%, 9.3% and 15.7% of the Company's investment portfolio is comprised of securities issued by the manufacturing, utility and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  At December 31, 1999, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholder's interest.

  The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    1999             1998
                                              ---------------- ----------------
                                                Fair             Fair
                                               Value   Percent  Value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  166.6   10.5% $  215.3   14.1%
   AAA/Aaa...................................    379.4   23.9     196.8   12.9
   AA/Aa.....................................    118.9    7.5      91.7    6.0
   A/A.......................................    332.3   20.9     457.3   29.9
   BBB/Baa...................................    415.4   26.1     444.5   29.0
   BB/Ba.....................................     47.0    3.0      44.8    2.9
   B/B.......................................      8.0    0.5       8.5    0.5
   Not rated.................................    121.3    7.6      71.7    4.7
                                              --------  -----  --------  -----
     Totals.................................. $1,588.9  100.0% $1,530.6  100.0%
                                              ========  =====  ========  =====

  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(2) Investments -- Continued

assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 1999 and 1998, there were no fixed maturities in default as to principal or interest.

 Mortgage Loans

  At December 31, 1999 and 1998, the Company's mortgage loan portfolio consisted of first mortgage loans on commercial real estate properties of 153 and 126, respectively. The loans, which are originated by the Company through a network of mortgage bankers, are made only on completed, leased properties and generally have a maximum loan-to-value ratio of 75% at the date of origination.

  At December 31, 1999 and 1998, respectively, the Company held $73.4 and $40.2 in mortgages secured by real estate in California, comprising 27.7% and 21.0% of the respective total mortgage portfolio. For the years ended December 31, 1999, 1998 and 1997, respectively, the Company originated $38.3, $9.5 and $11.4 of mortgages secured by real estate in California, which represent 40.9%, 24.0% and 28.0% and of the respective total originations for those years.

  As of December 31, 1999 and 1998, the Company was committed to fund $22.8 and $26.1, respectively, in mortgage loans.

  "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogeneous loans, and therefore applies principally to the Company's commercial loans. There were no impaired loans at December 31, 1999 and 1998.

(3) Deferred Acquisition Costs

  Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

                                                           1999   1998   1997
                                                           -----  -----  -----
   Unamortized balance at January 1......................  $56.6  $46.8  $31.2
   Costs deferred........................................   29.9   14.4   18.5
   Amortization, net.....................................   (6.6)  (4.6)  (2.9)
                                                           -----  -----  -----
   Unamortized balance at December 31....................   79.9   56.6   46.8
                                                           -----  -----  -----
   Cumulative effect of net unrealized investment (gains)
    losses...............................................   14.9   (7.2)  (4.1)
                                                           -----  -----  -----
   Balance at December 31................................  $94.8  $49.4  $42.7
                                                           =====  =====  =====

(4) Intangible Assets

 Present Value of Future Profits (PVFP)

  In conjunction with the acquisition of the Company in 1993, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, PVFP, represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  The method used by the Company to value PVFP is summarized as follows: (1) identify the future gross profits attributable to certain lines of business,
(2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(4) Intangible Assets -- Continued

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. As actual results vary from projected amounts, the impact on amortization is included in net income.

  Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  The following table presents the activity in PVFP for the years ended December 31:

                                                           1999   1998   1997
                                                           -----  -----  -----
   Unamortized balance at January 1......................  $26.4  $32.2  $38.9
   Interest accreted at 4.7% in 1999, 5.0% in 1998 and
    5.6% in 1997.........................................    0.8    1.0    1.4
   Amortization..........................................   (5.4)  (6.8)  (8.1)
                                                           -----  -----  -----
   Unamortized balance at December 31....................   21.8   26.4   32.2
                                                           -----  -----  -----
   Cumulative effect of net unrealized investment (gains)
    losses...............................................   13.4   (5.8)  (6.7)
                                                           -----  -----  -----
   Balance at December 31................................  $35.2  $20.6  $25.5
                                                           =====  =====  =====

  The estimated percentage of the December 31, 1999 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

              2000..................................... 15%
              2001..................................... 12%
              2002.....................................  8%
              2003.....................................  7%
              2004.....................................  5%

 Goodwill

  At December 31, 1999 and 1998, total unamortized goodwill was $28.4 and $29.9, respectively, which is shown net of accumulated amortization of $10.0 and $8.5, respectively. Goodwill amortization was $1.5, $1.5, and $1.6 for the years ended December 31, 1999, 1998 and 1997, respectively. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value (no such write-downs have been made).

(5) Reinsurance

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum amount of life insurance retained on any one life may not exceed $0.2. Reinsurance contracts do not relieve the Company of its obligations to policyholders. In the unlikely event that the reinsurers would be unable to meet their obligations, the Company is liable for the reinsured claims. The Company monitors both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers.

  The Company has a reinsurance agreement with an affiliated company whereby it assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $60.0 at December 31, 1999 were held in trust for the benefit of policyholders.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(5) Reinsurance -- Continued

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                          Written              Earned
                                     -------------------  -------------------
                                     1999   1998   1997   1999   1998   1997
                                     -----  -----  -----  -----  -----  -----
   Direct........................... $78.8  $82.8  $48.2  $76.2  $80.6  $44.5
   Assumed..........................   5.2    4.0    3.6    5.2    4.0    3.6
   Ceded............................  (2.3)  (1.7)  (1.1)  (2.3)  (1.3)  (1.2)
                                     -----  -----  -----  -----  -----  -----
   Net Premiums..................... $81.7  $85.1  $50.7  $79.1  $83.3  $46.9
                                     -----  -----  -----  -----  -----  -----
   Percentage of amount assumed to
    net.............................                        6.6%   4.8%   7.7%
                                                          =====  =====  =====

  Reinsurance recoveries recognized as a reduction of benefits amounted to $9.3, $10.8, and $11.2, during 1999, 1998 and 1997, respectively. These recoveries were partially offset by certain changes in benefits and other policy reserves.

(6) Future Annuity and Contract Benefits

 Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 1999 and 1998, investment contracts totaled $1,474.4 and $1,313.2, respectively.

 Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Any changes in the estimated liability are reflected in income as the estimates are revised. At December 31, 1999 and 1998, insurance contracts, totaled $262.6 and $196.8, respectively.

  Interest rate assumptions used in calculating the present value of future annuity and contract benefits range from 3.6% to 9.9%.

(7) Related-Party Transactions

  The Company receives administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 1999, 1998 and 1997, these services were valued at $17.7, $7.6, and $9.8, respectively.

(8) Income Taxes

  The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                            1999   1998   1997
                                                            -----  -----  -----
   Current federal income tax provision.................... $13.7  $16.7  $13.2
   Deferred federal income tax benefit.....................  (1.2)  (3.5)  (1.7)
                                                            -----  -----  -----
   Federal provision.......................................  12.5   13.2   11.5
   Current state income tax provision......................   --     0.5    --
                                                            -----  -----  -----
   Total income tax provision.............................. $12.5  $13.7  $11.5
                                                            =====  =====  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(8) Income Taxes -- Continued

  The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax, net of federal effect....................  --    0.9   --
   Goodwill amortization......................................  1.8   1.6   1.9
   Other, net.................................................  4.0   3.8   2.8
                                                               ----  ----  ----
   Effective rate............................................. 40.8% 41.3% 39.7%
                                                               ====  ====  ====

  The components of the net deferred income tax asset at December 31 are as follows:

                                                                  1999    1998
                                                                 ------  ------
   Assets:
    Net unrealized losses on investment securities.............. $ 17.5  $  --
    Future annuity and contract benefits........................   34.9    75.3
                                                                 ------  ------
   Total deferred income tax assets.............................   52.4    75.3
                                                                 ======  ======
   Liabilities:
    Net unrealized gains on investment securities...............    --     (3.8)
    Investments.................................................   (1.0)   (6.8)
    Present value of future profits.............................   (5.2)  (21.6)
    Deferred acquisition costs..................................  (19.6)  (32.9)
    Other, net..................................................   (1.8)   (9.7)
                                                                 ------  ------
   Total deferred income tax liabilities........................  (27.6)  (74.8)
                                                                 ------  ------
   Net deferred income tax asset................................ $ 24.8  $  0.5
                                                                 ======  ======

  The Company paid $11.2, $13.6 and $12.1, for federal and state income taxes in 1999, 1998 and 1997, respectively.

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

(9) Commitments and Contingencies

 Guaranty Association Assessments

  The Company is required to participate in the guaranty association of the state of New York. The state guaranty association ensures payment of guaranteed benefits, with certain restrictions to policyholders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business. The insolvency of a major insurer that wrote significant business in New York could have an adverse impact on the profitability of the Company. The Company paid $0.3, $0.2, and $0.2 to the New York State guaranty association during 1999, 1998 and 1997, respectively.

 Litigation

  The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(10) Fair Value of Financial Instruments

  The fair values of financial instruments presented in the applicable notes to the Company's financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Fixed maturities which, as a matter of accounting policy, are reflected in the accompanying financial statements at fair value are not included in the following disclosures. The carrying value of policy loans, short-term investments and accrued investment income approximates fair value at December 31, 1999 and 1998, respectively.

  At December 31, the carrying amounts and fair values of the Company's financial instruments were as follows:

                                                   1999              1998
                                             ----------------- -----------------
                                             Carrying   Fair   Carrying   Fair
                                              Amount   Value    Amount   Value
                                             -------- -------- -------- --------
   Mortgage loans........................... $  265.3 $  261.8 $  190.7 $  207.5
   Investment contracts.....................  1,463.8  1,411.6  1,302.7  1,265.9
                                             ======== ======== ======== ========

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan originations, adjusted for credit risks.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities.

(11) Restrictions on Dividends

  State insurance departments which regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval. The Company last paid a dividend to GECA of $16.5 in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (NAIC) that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authority. The Company has no significant permitted accounting practices.

  Statutory net income for the years ended December 31, 1999, 1998 and 1997 was $5.1, $24.8, and $13.7, respectively. Statutory capital and surplus as of December 31, 1999 and 1998 was $153.7 and $168.8, respectively.

  The NAIC has adopted Risk-Based Capital (RBC) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset quality, (ii) insurance risk, (iii) interest rate risk, and
(iv) other business factors.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 1999, 1998 and 1997
                         (Dollar amounts in millions)


(12) Supplementary Financial Data -- Continued

The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its level of RBC. At December 31, 1999 and 1998, the Company exceeded the minimum required RBC levels.

(13) Business Segments

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide for a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events.

  The following is a summary of industry segment activity for 1999, 1998 and 1997:

                                         1999                                  1998
                         ------------------------------------  ------------------------------------
                             Wealth      Lifestyle                 Wealth      Lifestyle
                         accumulation & protection &           accumulation & protection &
                            transfer    enhancement   Total       transfer    enhancement   Total
                         -------------- ------------ --------  -------------- ------------ --------
Net investment income...    $  120.0       $  6.0    $  126.0     $  111.9       $ 4.0     $  115.9
Net unrealized
 investment gains.......         0.3          --          0.3          2.5         --           2.5
Premiums................        36.3         42.8        79.1         48.3        35.0         83.3
Other revenues..........         3.4          --          3.4          3.0         --           3.0
                            --------       ------    --------     --------       -----     --------
  Total revenues........    $  160.0       $ 48.8    $  208.8     $  165.7       $39.0     $  204.7
                            --------       ------    --------     --------       -----     --------
Interest credited,
 benefits and other
 changes in policy
 reserves...............       114.0         33.7       147.7        122.0        26.0        148.0
Commissions.............        17.8         10.3        28.1          8.0         9.0         17.0
Amortization of
 intangibles............         5.5          0.6         6.1          6.3         1.0          7.3
Other operating costs
 and expenses...........        (3.5)        (0.2)       (3.7)         3.2        (4.0)        (0.8)
                            --------       ------    --------     --------       -----     --------
  Total benefits and
   expenses.............       133.8         44.4       178.2        139.5        32.0        171.5
                            --------       ------    --------     --------       -----     --------
  Income before income
   taxes................    $   26.2       $  4.4    $   30.6     $   26.2       $ 7.0     $   33.2
                            ========       ======    ========     ========       =====     ========
Total assets............    $1,986.2       $135.7    $2,121.9     $1,787.7       $93.3     $1,881.0
                            ========       ======    ========     ========       =====     ========

                                                         1997
                                         ------------------------------------
                                             Wealth      Lifestyle
                                         accumulation & protection &
                                            transfer    enhancement   Total
                                         -------------- ------------ --------
Net investment income...................    $  107.5       $ 4.1     $  111.6
Net unrealized investment losses........         2.2         --           2.2
Premiums................................        20.5        26.4         46.9
Other revenues..........................         3.7         --           3.7
                                            --------       -----     --------
  Total revenues........................    $  133.9       $30.5     $  164.4
                                            --------       -----     --------
Interest credited, benefits and other
 changes in policy reserves.............        99.1        15.1        114.2
Commissions.............................         8.9         8.7         17.6
Amortization of intangibles.............         7.4         0.8          8.2
Other operating costs and expenses......        (0.1)       (4.5)        (4.6)
                                            --------       -----     --------
  Total benefits and expenses...........       115.3        20.1        135.4
                                            --------       -----     --------
  Income before income taxes............    $   18.6       $10.4     $   29.0
                                            ========       =====     ========
Total assets............................    $1,711.9       $95.6     $1,807.5
                                            ========       =====     ========

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a) Financial Statements

  All required financial statements are included in Part B of this Registration Statement or will be included in a pre-effective amendment.

  (b) Exhibits

  (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").(1)

  (1)(b) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the establishment of thirty-seven investment subdivisions of Separate Account II investing in shares of Alger
         American Small Capitalization Portfolio and Alger American Growth
         Portfolio of the Alger American Fund; VIP Equity-Income Portfolio, VIP
         Growth Portfolio and VIP Overseas Portfolio of Fidelity Variable
         Insurance Products Fund; VIP II Asset Manager Portfolio and VIP II
         Contrafund Portfolio of Fidelity Variable Insurance Products Fund II;
         VIP III Growth & Income Portfolio and VIP III Growth Opportunities
         Portfolio of Fidelity Variable Insurance Products Fund III; Federated
         Utility Fund II, Federated High Income Bond Fund II and Federated
         American Leaders Fund II of Federated Insurance Series; Balanced
         Portfolio, Flexible Income Portfolio, Growth Portfolio, Aggressive
         Growth Portfolio, Worldwide Growth Portfolio, International Growth
         Portfolio and Capital Appreciation Portfolio of Janus Aspen Series;
         Money Market Fund, Income Fund, S&P 500 Index Fund, Total Return Fund,
         International Equity Fund, Real Estate Securities Fund, Global Income
         Fund, Value Equity Fund and U.S. Equity Fund of GE Investments Funds,
         Inc.; Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer
         Aggressive Growth Fund, Oppenheimer Growth Fund and Oppenheimer
         Multiple Strategies Fund of Oppenheimer Variable Account Funds; PBHG
         Growth II Portfolio and PBHG Large Cap Growth Portfolio of PBHG
         Insurance Series Fund, Inc. Goldman Sachs Growth and Income Fund and
         Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Asset Management,
         Inc.(5)

  (1)(c) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the name change of certain investment subdivisions of Separate Account II investing in shares of Oppenheimer
         High Income Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Aggressive
         Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA and
         Oppenheimer Multiple Strategies Fund/VA of Oppenheimer Variable
         Account Funds and Goldman Sachs Mid Cap Value Fund of Goldman Sachs
         Asset Management, Inc.(5)

  (1)(d) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the establishment of additional investment subdivisions of Separate Account II investing in shares of Premier
         Growth Equity Fund of GE Investments Funds, Inc. and Salomon Investors
         Fund, Salomon Total Return Fund and Salomon Strategic Bond Fund of
         Salomon Brothers variable Series Fund, Inc.(5)

  (1)(e) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the change in name of investment subdivisions investing in shares of GE Investments Funds Value Equity Fund to GE
         Mid Cap Value Equity Fund.(5)

  (2)    Not Applicable

  (3)    Underwriting Agreement between GE Capital Life and Capital Brokerage
         Corporation(2)

  (3)(i)      Dealer Sales Agreement(2)

  (4)(i)      Form of Policy(2)

  (4)(ii)     Endorsements to Policy

 (a)          Guarantee Account Rider(1)

 (b)          Trust Endorsement(1)

 (c)          Pension Endorsement(2)

 (d)          Individual Retirement Annuity Endorsement(2)

 (e)          403(b) Annuity Endorsement(2)

 (f)          Optional Death Benefit Rider(3)

  (5)         Form of Application(2)

  (6)(i)      Certificate of Incorporation of GE Capital Life(1)

  (6)(ii)     By-Laws of GE Capital Life(1)

  (7)         Not Applicable

  (8)(i)      Form of Participation Agreement regarding Alger American Fund(2)

  (8)(ii)     Form of Participation Agreement regarding Federated Insurance
              Series(2)

  (8)(iii)    Form of Participation Agreement regarding GE Investments Funds,
              Inc.(2)

  (8)(iii)(a) Amendment to Participation Agreement between GE Investments
              Funds, Inc. and GE Life & Annuity.(5)

  (8)(iv)     Form of Participation Agreement regarding Janus Aspen Series(2)

  (8)(iv)(a) Amendment to Participation Agreement between Janus Aspen Series and GE Life & Annuity(5)

  (8)(v)      Form of Participation Agreement regarding Oppenheimer Variable
              Account Funds(2)

  (8)(vi)     Form of Participation Agreement regarding PBHG Insurance Series
              Fund(2)

  (8)(vii)    Form of Participation Agreement regarding Variable Insurance
              Products Fund(2)

  (8)(viii)   Form of Participation Agreement regarding Variable Insurance
              Products Fund II(2)

  (8)(ix))    Form of Participation Agreement regarding Variable Insurance
              Products Fund III(2)

  (8)(x)      Form of Participation Agreement regarding Goldman Sachs Variable
              Insurance Trust(2)

  (8)(xi)     Form of Participation Agreement regarding Salomon Brothers
              Variable Series Fund(4)

  (9)         Opinion and Consent of Counsel(5)

 (10)(i)      Consent of Sutherland Asbill & Brennan LLP(5)

 (10)(ii)     Consent of Independent Auditors(5)

 (11)         Not Applicable

 (12)         Not Applicable

 (13)         Not Applicable

 (14)(a)      Power of Attorney(1)

 (14)(b)      Power of Attorney(5)

--------
(1) Incorporated herein by reference to initial filing of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on September 10, 1997.
(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on May 13, 1998.
(3) Incorporated herein by reference to Post-Effective Amendment No. 1 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on March 1, 1999.
(4) Incorporated herein by reference to Post-Effective Amendment No. 2 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on May 1, 1999.
(5) Incorporated herein.

Item 25. Directors and Officers of GE Capital Life

          Name                       Address               Positions and Offices with Depositor
          ----                       -------               ------------------------------------
Pamela S. Schutz........ GE Financial Assurance          Chairperson
                         6610 W. Broad Street
                         Richmond, VA 23230

Barry J. Grosman........ GE Capital Life of NY           President, Chief Executive Officer &
                         125 Park Avenue, 6th floor      Managing Director
                         New York, NY 10017-5529

Marshall S. Belkin...... 345 Kear Street                 Director
                         Yorktown Heights, NY 10598

Richard I. Byer......... Clark & Pope, Inc.              Director
                         317 Madison Avenue
                         New York, NY 10017

Thomas W. Casey......... GE Financial Assurance          Vice President, Chief Financial Officer
                         6604 W. Broad St.               and Director
                         Richmond, VA 23230

Bernard M. Eiber........ 55 Northern Blvd.               Director
                         Room 302
                         Great Neck, NY 11021

Jerry S. Handler........ Handro Properties               Director
                         151 West 40th St.
                         New York, NY 10018

Gerald A. Kaufman....... 33 Walt Whitman Rd., Suite 233  Director
                         Huntington Station, NY 11746

Donita King............. GE Financial Assurance          Senior Vice President, General Counsel &
                         6610 W. Broad Street            Secretary
                         Richmond, VA 23230

Leon E. Roday........... GE Financial Assurance          Director and Senior Vice President
                         6604 West Broad St.
                         Richmond, VA 23230

A. Louis Parker......... GEFA Benefit Services           Director
                         4850 Street Road
                         Trevose, PA 19049

Ididore Sapir........... Granit Apartments at the Granit Director
                         Apt. 756, P.O. Box 657
                         Kernonkson, NY 12446

Thomas A. Skiff......... GE Financial Assurance          Director
                         1650 Los Gamos Dr.
                         San Rafael, CA 94903

Steven A. Smith......... First Colony Life               Director
                         700 Main Street
                         Lynchburg, VA 24505

Geoffrey S. Stiff....... GE Financial Assurance          Director
                         6610 W. Broad St.
                         Richmond, VA 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

  Organizational Chart

          ----------------   General Electric
         |                       Company
  Other Subsidiaries               |
                                 (100%)
                         General Electric Capital
                             Services, Inc.
                                   |
                                 (100%)
                         General Electric Capital
                               Corporation
                                   |
                                 (100%)
                         GE Financial Assurance
                             Holdings, Inc.
                                   |
                                 (100%)
                             GNA Corporation
                                   |
                                 (100%)
                         General Electric Capital
                            Assurance Company
                                   |           -------
                                   |                 |
                                (85.2%)
                                   |            Federal Home Life    Phoenix
                                   |            Insurance Company     Group
                                   |                                Holdings,
                                   |                 (11.7%)           Inc.
                                   |                    |             (3.1%)
                                   |                    |               |
                         GE Life and Annuity            |               |
                                         -------------------------------
                         Assurance Company

Item 27. Number of Policyowners

  As of April 15, 2000 we have 674 policyowners invested in this product.

Item 28. Indemnification

  The Bylaws of GE Capital Life provides that:

  (a) See Exhibit (6)(ii)--Article VIII

                                     * * *

Rule 484 Undertaking

  Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York further provides that:

  (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

  (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

  (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

  (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

  (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940.

  (b)

                                                  Position and Offices
      Name               Address                    with Underwriter
      ----               -------                  --------------------
Scott A.         GE Financial Assurance   President and Chief Executive Officer
 Curtis......... 6610 W. Broad Street
                 Richmond, VA 23230

David J. Beck... GE Financial Assurance   Senior Vice President & Chief
                 601 Union St., Ste. 5600 Investment Officer
                 Seattle, WA 98101

                                                          Position and Offices
          Name                   Address                    with Underwriter
          ----                   -------                  --------------------
Thomas W. Casey......... GE Financial Assurance   Senior Vice President & Chief
                         6604 W. Broad St.        Financial Officer
                         Richmond, VA 23230

Gary T. Prizzia......... GE Financial Assurance   Treasurer
                         6604 W. Broad Street
                         Richmond, VA 23230

Victor C. Moses......... GE Financial Assurance   Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101

Geoffrey S. Stiff....... GE Financial Assurance   Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230

Marycatherine Yeagley... GE Financial Assurance   Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101

Ward E. Bobitz.......... GE Financial Assurance   Vice President & Assistant Secretary
                         6604 W. Broad St.
                         Richmond, VA 23230

Brenda Daglish.......... GE Financial Assurance   Vice President & Assistant Treasurer
                         6604 W. Broad St.
                         Richmond, VA 23230

William E. Daner, Jr.... GE Financial Assurance   Vice President, Counsel & Secretary
                         6610 W. Broad St.
                         Richmond, VA 23230

Stephen N. DeVos........ GE Financial Assurance   Vice President & Investment Officer
                         6604 W. Broad Street
                         Richmond, VA 23230

Richard G. Fucci........ GE Financial Assurance   Vice President & Controller
                         6604 W. Broad St.
                         Richmond, VA 23230

Scott A. Reeks.......... GE Financial Assurance   Vice President & Assistant Treasurer
                         6630 W. Broad St.
                         Richmond, VA 23230

Item 30. Location of Accounts and Records

  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life at its administrative office.

Item 31. Management Services

  All management Policies are discussed in Part A or Part B of this Registration Statement.

Item 32. Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Policies may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life at the address or phone number listed in the Prospectus.

SECTION 403(b) REPRESENTATIONS

  GE Capital Life represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SECTION 26(e)(2)(A) REPRESENTATION

  GE Capital Life hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life.

                                  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Capital Life Separate Account II, has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 25th of April 2000.

                                          GE Capital Life Separate Account II
                                          (Registrant)

                                                   /s/ Patricia L. Dysart
                                          By: _________________________________
                                                     Patricia L. Dysart
                                                  Assistant Vice President
                                             GE Capital Life Assurance Company
                                                        of New York

                                          GE Capital Life Assurance Company of
                                          New York (Depositor)

                                                   /s/ Patricia L. Dysart
                                          By: _________________________________
                                                     Patricia L. Dysart
                                                  Assistant Vice President
                                             GE Capital Life Assurance Company
                                                        of New York

  As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, President, Chief       4/25/00
______________________________________  Executive Officer
           Barry J. Grosman             Managing Officer

                  *                    Director, Chairperson of         4/25/00
______________________________________  the Board
           Pamela S. Schutz

                  *                    Senior Vice President and        4/25/00
______________________________________  General Counsel
            Leon E. Roday

                  *                    Director                         4/25/00
______________________________________
           Richard I. Byer

                  *                    Vice President and Chief         4/25/00
______________________________________  Financial Officer
           Thomas M. Casey

                  *                    Director                         4/25/00
______________________________________
           Thomas A. Skiff

                  *                    Director                         4/25/00
______________________________________
          Geoffrey S. Stiff

        /s/ Patricia L. Dysart         Assistant Vice President         4/25/00
______________________________________
          Patricia L. Dysart

*By /s/ PATRICIA L. DYSART, pursuant to Power of Attorney executed on April 25, 1999.

                                  EXHIBIT LIST

 Exhibit (1)(b)      Board Resolution of the Board of Directors establishing
                     thirty-seven Investment Subdivisions

 Exhibit (1)(c)      Board Resolution of the Board of Directors authorizing the change in name of certain Investment Subdivisions

 Exhibit (1)(d)      Board Resolution of the Board of Directors establishing
                     four Investment Subdivisions

 Exhibit (1)(e)      Board Resolution of the Board of Directors authorizing a
                     name change of an existing Investment Subdivision

 Exhibit (8)(iii)(a) Agreement to Participation Agreement between GE
                     Investments Funds, Inc. and GE Life & Annuity

 Exhibit (8)(iv)(a)  Amendments to Participation Agreement between Janus
                     Capital Corporation and GE Life & Annuity

 Exhibit 9           Opinion and Consent of Counsel

 Exhibit 10 (i)      Consent of Sutherland Asbill & Brennan LLP

 Exhibit 10 (ii)     Consent of Independent Auditors

 Exhibit (14)(b)     Power of Attorney